UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21910

Claymore Exchange-Traded Fund Trust 2

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso,

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SemiAnnual Report

November 30, 2007
(Unaudited)

Claymore Exchange-Traded Fund Trust 2

CLAYMORE ETFs
Access to Innovation

- **EXB** | Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF
- **CUT** | Claymore/Clear Global Timber Index ETF
- **JNR** | Claymore/Clear Global Vaccine Index ETF
- **ROB** | Claymore/Robb Report Global Luxury Index ETF
- **ENY** | Claymore/SWM Canadian Energy Income Index ETF
- **CRO** | Claymore/Zacks Country Rotation ETF
- **HGI** | Claymore/Zacks International Yield Hog Index ETF

CLAYMORE ETFs

www.claymore.com

... your road to the LATEST,

most up-to-date INFORMATION about the

Claymore Exchange-Traded Fund Trust 2

The shareholder report you are reading right now is just the beginning of the story. Online at www.claymore.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Claymore Securities is constantly updating and expanding shareholder information services on each Funds’ website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

2 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2

Dear Shareholder

As Investment Adviser, Claymore Advisors, LLC (“Claymore”) is delighted to present the semi-annual shareholder report for seven of our recently launched exchange-traded funds (“ETFs” or “Funds”). This report covers performance of these Funds from their inception through November 30, 2007.

Two of these ETFs commenced operations June 27, 2007. They are:

•	Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF (ticker: “EXB”)

•	Claymore/Clear Global Vaccine Index ETF (ticker: “JNR”)

One ETF commenced operations July 3, 2007. It is:

•	Claymore/SWM Canadian Energy Income Index ETF (ticker: “ENY”)

Two ETFs commenced operations July 11, 2007. They are:

•	Claymore/Zacks Country Rotation ETF (ticker: “CRO”)

•	Claymore/Zacks International Yield Hog ETF (ticker: “HGI”)

One ETF commenced operations July 30, 2007. It is:

•	Claymore/Robb Report Global Luxury Index ETF (ticker: “ROB”)

One ETF commenced operations November 9, 2007. It is:

•	Claymore/Clear Global Timber Index ETF (ticker: “CUT”)

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before each Fund’s fees and expenses, of its respective underlying index as named in its prospectus.

Claymore is committed to providing investors with innovative index-strategy-driven investment solutions. Accordingly, including these seven global-themed ETFs, since entering the exchange-traded fund business in September 2006 through November 2007, we have launched 35 U.S.-listed ETFs, and more are planned in the coming months.

Claymore has partnered with a diverse group of index providers to create some of the most distinctive ETFs currently available. The index providers design indices using defined selection methodologies in the creation of their indices. Unlike ETFs that track traditional indices representing broad market participation, the indices that many of Claymore’s U.S.-listed ETFs track seek to capture the investment potential of unique strategies. We believe that a strategy-driven, quantitative process provides a disciplined investment approach offering the potential for superior performance over market cycles.

To learn more about the performance of each ETF, we encourage you to read the Management Discussion of Fund Performance section of the report, which begins on page 4.

Sincerely,

Nicholas Dalmaso
Chief Executive Officer Claymore Exchange-Traded Fund Trust 2

SemiAnnual Report | November 30, 2007 | 3

Claymore Exchange-Traded Fund Trust 2

Management Discussion of | Fund Performance |

EXB | Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF

The Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Clear Global Exchanges, Brokers & Asset Managers Index (the “Clear EB&A Index” or “Index). The Fund will normally invest at least 90% of its total assets in equity securities, American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that comprise the Index. Claymore Advisors, LLC (“the Investment Adviser”) seeks a correlation over time of .95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund, using a low cost “passive” or “indexing” investment approach, will seek to replicate, before expenses, the performance of the Clear EB&A Index. The Index is comprised of approximately 100 equity securities traded on global exchanges, as well as ADRs and GDRs of companies that operate a security exchange or brokerage/asset management firm as a primary business. The companies in the Index are intended to be representative of the highest ranking stocks in the global universe of companies engaged in these businesses as determined through independent research provided by Clear Indexes LLC (“Clear” or the “Index Provider”). The Index may include large-capitalization, mid-capitalization and small-capitalization companies as defined by Clear. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance

This report discusses an abbreviated semi-annual fiscal period from the Fund’s inception date of June 27, 2007, through November 30, 2007.

On a market price basis, the Fund generated a total return of 9.41%, representing a change in market price to $26.87 on November 30, 2007, from $24.56 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of 9.24%, representing a change in NAV to $26.83 on November 30, 2007, from $24.56 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the shares should not be sustained.

For index and broad market comparison purposes, the Index returned 9.81% and the MSCI World Index returned 2.36% for the same period. The MSCI World Index is a free float-adjusted market capitalization index that measures global developed market equity performance of the developed market country indices of Europe, Australasia, the Far East, the U.S. and Canada. It is not possible to invest directly in an index.

Economic and Market Overview

The period from the Fund’s inception date of June 27, 2007, through November 30, 2007, was a difficult environment for investors in both equity and fixed income, as concerns have mounted about the widening impact of the sub-prime mortgage crisis on the markets and the economy as a whole. Equity markets were highly volatile, with no pronounced trend that defines the entire period. In the fixed income market, spreads between credits of the highest quality and riskier instruments have widened dramatically, as investors have become increasingly intolerant of risk.

Most international equity markets were stronger than the U.S. market, with particular strength in Asian markets other than Japan. Most world economies continued to expand during 2007, despite a variety of concerns. In the U.S., consumer spending has held up reasonably well, and labor market trends remain fairly positive. Business investment and corporate earnings continued to grow. Expansion in net exports, supported by economic growth abroad and the weak dollar, contributed to growth in the U.S., cushioning the impact of the housing correction. Beginning in September, the Fed reduced interest rates three times, striving to strike a balance between providing needed support for financial markets and keeping inflation at a moderate level.

Performance Attribution

Since essentially all of the Fund’s investments are in the financial sector, performance is driven mainly by the returns of sub-sectors of the financial sector and by individual positions. Major contributors to return were investment services firms, including Hong Kong Exchanges & Clearing Ltd. and Deutsche Boerse AG (7.7% and 7.7% of total investments, respectively). Detractors from performance included asset managers such as Legg Mason Inc. and Franklin Resources Inc. (2.3% and 4.5% of total investments, respectively).

4 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2 | Management Discussion of Fund Performance continued

CUT | Claymore/Clear Global Timber Index ETF

The Claymore/Clear Global Timber Index ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Clear Global Timber Index (the “Index”). The Fund will normally invest at least 90% of its total assets in common stock, American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that comprise the Index. Claymore Advisors, LLC (the “Investment Adviser”) seeks a correlation over time of .95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund, using a low cost “passive” or “indexing” investment approach, will seek to replicate, before expenses, the performance of the Clear Global Timber Index. All stocks in the Index are selected from the universe of global timber companies. Clear Indexes LLC (“Clear” or the “Index Provider”) defines global timber companies as firms who own or lease forested land and harvest the timber from such forested land for commercial use and sale of wood-based products, including lumber, pulp or other processed or finished goods such as paper and packaging. Potential Index constituents include securities with market capitalizations greater than $300 million, which includes securities of all market capitalizations as determined by Clear. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance

This report discusses an abbreviated semi-annual fiscal period from the Fund’s inception date of November 9, 2007, through November 30, 2007.

On a market price basis, the Fund generated a total return of -0.44%, representing a change in market price to $24.80 on November 30, 2007, from $24.91 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of -1.52%, representing a change in NAV to $24.53 on November 30, 2007, from $24.91 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the shares should not be sustained.

For index and broad market comparison purposes, the Index returned -1.42% and the MSCI World Index returned -0.45% for the same period. The MSCI World Index is a free float-adjusted market capitalization index that measures global developed market equity performance of the developed market country indices of Europe, Australasia, the Far East, the U.S. and Canada. It is not possible to invest directly in an index.

Economic and Market Overview

During the brief period from the fund’s inception date of November 9, 2007, through November 30, 2007, returns of most major U.S. equity indices were marginally positive. Large-cap stocks generally performed better than small-cap, as investors have demonstrated a preference for securities perceived as less risky. Most international equity markets were stronger than the U.S. market, with particular strength in Asian markets other than Japan.

Economic reports during the period were mixed. While most world economies continued to expand, the U.S. economy struggled to cope with a slump in the housing market and a broadly-based tightening of credit conditions. Expansion in net exports, supported by economic growth abroad and the weak dollar, contributed to growth in the U.S., cushioning the impact of the housing correction. The Fed has begun to reduce interest rates, striving to strike a balance between providing needed support for financial markets and keeping inflation at a moderate level.

Performance Attribution

Since the Fund’s investments are concentrated in the timber industry, performance is driven mainly by individual positions in this industry. The strongest gains in the Fund’s first few weeks of operation were in two Brazilian companies, Votorantim Celulose e Papel SA, which produces a variety of pulp and paper products, and Aracruz Celulose SA, a producer of bleached hardwood kraft market pulp (5.4% and 4.9% of total investments, respectively). Detractors from performance include Sino-Forest Corporation, a Chinese commercial forestry plantation operator, and China Grand Forestry Resources Group Ltd., a Hong Kong company in the ecological forestry business (4.6% and 2.2% of total investments, respectively).

SemiAnnual Report | November 30, 2007 | 5

Claymore Exchange-Traded Fund Trust 2 | Management Discussion of Fund Performance continued

JNR | Claymore/Clear Global Vaccine Index ETF

The Claymore/Clear Global Vaccine Index ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Clear Global Vaccine Index (the “Index”). The Fund will normally invest at least 90% of its total assets in equity securities, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) that comprise the Index. Claymore Advisors, LLC (“the Investment Adviser”) seeks a correlation over time of .95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund, using a low cost “passive” or “indexing” investment approach, will seek to replicate, before expenses, the performance of the Clear Global Vaccine Index. The companies in the Index are intended to be representative of the global universe of companies that research, develop, manufacture, license and/or market vaccines, as determined through independent research provided by Clear Indexes LLC (“Clear” or the “Index Provider”). The Index is generally comprised of approximately 40 securities traded on developed market exchanges as well as ADRs and GDRs. Clear generally defines developed market as the capital markets of those countries with high levels of per capita income and strict market regulation resulting in greater transparency. Specifically, all or any subset of the following countries/regions are currently considered to be developed markets – Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the U.S. The Index may include large capitalization, mid-capitalization or small-capitalization companies as defined by Clear. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance

This report discusses an abbreviated semi-annual fiscal period from the Fund’s inception date of June 27, 2007, through November 30, 2007.

On a market price basis, the Fund generated a total return of 0.04%, representing a change in market price to $24.97 as of November 30, 2007, from $24.96 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of -0.60%, representing a change in NAV to $24.81 on November 30, 2007, from $24.96 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the shares should not be sustained.

For index and broad market comparison purposes, the Index returned -0.01% and the MSCI World Index returned 2.36% for the same period. The MSCI World Index is a free float-adjusted market capitalization index that measures global developed market equity performance of the developed market country indices of Europe, Australasia, the Far East, the U.S. and Canada. It is not possible to invest directly in an index.

Economic and Market Overview

The period from the Fund’s inception date of June 27, 2007, through November 30, 2007, was a difficult environment for investors in both equity and fixed income, as concerns have mounted about the widening impact of the sub-prime mortgage crisis on the markets and the economy as a whole. Equity markets were highly volatile, with no pronounced trend that defines the entire period. In the fixed income market, spreads between credits of the highest quality and riskier instruments have widened dramatically, as investors have become increasingly intolerant of risk. Most international equity markets were stronger than the U.S. market, with particular strength in Asian markets other than Japan.

Most world economies continued to expand during 2007, despite a variety of concerns. In the U.S., consumer spending has held up reasonably well, and labor market trends remain fairly positive. Business investment and corporate earnings continued to grow. Expansion in net exports, supported by economic growth abroad and the weak dollar, contributed to growth in the U.S., cushioning the impact of the housing correction. Beginning in September, the Fed reduced interest rates three times, striving to strike a balance between providing needed support for financial markets and keeping inflation at a moderate level.

Performance Attribution

Since the majority of the Fund’s investments are in the health care sector, performance is driven largely by returns of positions within this sector. Major contributors to return were large pharmaceutical firms including U.S. industry leaders Merck & Co., Inc. and Johnson & Johnson, and Sanofi-Aventis SA, a French company (5.4%, 5.0% and 5.2% of total investments, respectively). Most of the positions that detracted from performance were in the biotechnology area. These include Pharmexa A/S, a Danish company engaged in the field of immunotherapy and vaccines for the treatment of cancer and serious chronic and infectious diseases; Cytos Biotechnology AG, a Swiss firm that develops immunodrugs for treatment and prevention of chronic diseases; Avant Immunotherapeutics, Inc., a U.S. company that uses applications of immunology to develop products for the prevention and treatment of diseases; and Oncothyreon, Inc., formerly Biomira, Inc., an international biotechnology company headquartered in Canada (0.3%, 1.4%, 0.1% and 0.2% of total investments, respectively).

6 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2 | Management Discussion of Fund Performance continued

ROB | Claymore/Robb Report Global Luxury Index ETF

The Claymore/Robb Report Global Luxury Index ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Robb Report Global Luxury Index (the “Index”). The Fund will normally invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that comprise the Index. Claymore Advisors, LLC (the “Investment Adviser”) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund, using a low cost “passive” or “indexing” investment approach, seeks to replicate, before expenses, the performance of the Robb Report Global Luxury Index. The Index is comprised of no fewer than 20 and up to 100 equity securities traded on major global developed market exchanges, as well as ADRs and GDRs of companies whose primary business is the provision of global luxury goods and services. These may include retailers, manufacturers (which may include automobiles, boats, aircraft, and consumer electronics), travel and leisure firms, and investment and other professional services firms. The designation of such firms as “luxury” is determined by the publisher of the Robb Report Magazine, CurtCo Robb Media, LLC (the “Robb Report” or the “Index Provider”). Robb Report generally defines “developed markets” as countries whose economies have high income levels, strong legal protection and sophisticated stock exchanges. The current list of global developed markets consists of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States of America.

Fund Performance

This report discusses an abbreviated semi-annual fiscal period from the Fund’s inception date of July 30, 2007, through November 30, 2007.

On a market price basis, the Fund generated a total return of 4.12%, representing a change in market price to $24.78 on November 30, 2007, from $23.80 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of 3.87%, representing a change in NAV to $24.72 on November 30, 2007, from $23.80 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the shares should not be sustained.

For index and broad market comparison purposes, the Index returned 4.49% and the MSCI World Index returned 4.38% for the same period. The MSCI World Index is a free float-adjusted market capitalization index that measures global developed market equity performance of the developed market country indices of Europe, Australasia, the Far East, the U.S. and Canada. It is not possible to invest directly in an index.

Economic and Market Overview

The period from the Fund’s inception date of July 30, 2007, through November 30, 2007, was a challenging environment for investors. Concerns have mounted about the widening impact of the sub-prime mortgage crisis on the markets and the economy as a whole, causing investors to become increasingly risk-averse. In the U.S. equity market, major indices that measure performance of large-cap and growth stocks trended up, while most small-cap and value indices were down. Most international equity markets were stronger than the U.S. market, with particular strength in Asian markets other than Japan.

Most world economies continued to expand during 2007, despite a variety of concerns. In the U.S., consumer spending held up reasonably well, and labor market trends remained fairly positive. Business investment and corporate earnings continued to grow. Expansion in net exports, supported by economic growth abroad and the weak dollar, contributed to growth in the U.S., cushioning the impact of the housing correction. Beginning in September, the Fed reduced interest rates three times, striving to strike a balance between providing needed support for financial markets and keeping inflation at a moderate level.

Performance Attribution

Since more than half of the Fund’s assets are invested in the consumer goods sector, positions in this sector generally drive performance. Other sectors with significant representation are consumer services and financials. Positions that contributed strongly to returns included Wynn Resorts, Ltd. (3.0% of total investments), which operates destination casino resorts; Northern Trust Corp. and Julius Baer Holding AG (3.9% and 4.1% of total investments, respectively), both in the financial service sector. The greatest detractors from performance were leather goods marketer Coach, Inc. and retailer Nordstrom, Inc. (3.0% and 1.8% of total investments, respectively).

SemiAnnual Report | November 30, 2007 | 7

Claymore Exchange-Traded Fund Trust 2 | Management Discussion of Fund Performance continued

ENY | Claymore/SWM Canadian Energy Income Index ETF

The Claymore/SWM Canadian Energy Income Index ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sustainable Canadian Energy Income Index (the “Energy Income Index” or “Index”). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund, using a low cost “passive” or “indexing” investment approach, will seek to replicate, before expenses, the performance of the Index. Claymore Advisors, LLC (“the Investment Adviser”) seeks a correlation over time of .95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund will generally invest in all of the stocks comprising the Index in proportion to their weightings in the Index. The Index is comprised of 30 stocks selected, based on investment and other criteria, from a universe of companies listed on the Toronto Stock Exchange (the “TSX”), AMEX, NASDAQ or NYSE. The universe of companies includes over 35 TSX listed Canadian royalty trusts and 25 oil sands resource producers that are classified as oil and gas producers. The companies in the universe are selected using criteria as identified by Sustainable Wealth Management, Ltd. (“SWM” or the “Index Provider”). The Energy Income Index selection methodology is designed to combine the most profitable and liquid Canadian royalty trusts with the most highly focused and fastest growing oil sands producers using a tactical asset allocation model based on the trend in crude oil prices.

The Energy Income Index allocates between the oil sands and royalty trust constituents according to the current price trend of crude oil. If the current quarter’s closing price is above the four quarter moving average price, crude oil is determined to be in a bull phase. If it is at or below the moving average price, crude oil is determined to be in a bear phase.

Asset Allocation by Crude Oil Price Trend

Bull Phase	Bear Phase
Oil Sands 70%	Oil Sands 30%
Income Trust 30%	Income Trust 70%

Crude oil price trends are evaluated at the end of each calendar quarter and tactical asset allocation adjustments are implemented on the first trading day of the new quarter.

Fund Performance

This report discusses an abbreviated semi-annual fiscal period from the Fund’s inception date of July 3, 2007, through November 30, 2007.

On a market price basis, the Fund generated a total return of -1.08%, representing a change in market price to $24.78 on November 30, 2007, from $25.05 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of -1.04%, representing a change in NAV to $24.79 on November 30, 2007, from $25.05 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the shares should not be sustained.

For index and broad market comparison purposes, the Index returned 0.57% and the S&P/TSX Composite Index (“S&P /TSX”) returned -0.62% for the same period. The S&P/TSX is an unmanaged index that tracks the performance of the largest companies on the Toronto Stock Exchange as measured by market capitalization. It is not possible to invest directly in an index.

Economic and Market Overview

The period from the Fund’s inception date of July 3, 2007, through November 30, 2007, was a difficult environment for investors in both equity and fixed income, as concerns have mounted about the widening impact of the sub-prime mortgage crisis on the markets and the economy as a whole. Equity markets were highly volatile, with no pronounced trend that defines the entire period. In the fixed income market, spreads between credits of the highest quality and riskier instruments have widened dramatically, as investors have become increasingly intolerant of risk.

The U.S. economy continued to expand at a moderate pace during 2007, despite a variety of concerns. Consumer spending has held up reasonably well, and labor market trends remain fairly positive. Business investment and corporate earnings continued to grow. Expansion in net exports, supported by economic growth abroad and the weak dollar, contributed to growth in the U.S., cushioning the impact of the housing correction. Beginning in September, the Fed reduced interest rates three times, as it strives to strike a balance between providing needed support for financial markets and keeping inflation at a moderate level.

Performance Attribution

Since essentially all of the Fund’s investments are in the energy sector, performance is driven mainly by individual positions in this sector. Major contributors to performance to return were Petrobank Energy & Resources Ltd. (6.7% of total investments), which is engaged in the exploration for and development and production of oil and natural gas in the Western Canadian Sedimentary Basin and the country of Colombia, and Canadian Oil Sands Trust, an investment trust that is involved in the mining and upgrading of bitumen from oil sands in Northern Alberta (7.9% of total investments). Detractors from performance included OPTI Canada Inc., an oil sands development company based in Alberta, and Synenco Energy Inc., a development state company engaged in the business of developing oil sands-related assets in Alberta (5.6% and 4.1% of total investments, respectively).

8 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2 | Management Discussion of Fund Performance continued

CRO | Claymore/Zacks Country Rotation ETF

The Claymore/Zacks Country Rotation ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Zacks Country Rotation Index (the “Zacks Country Rotation Index” or “Index”). The Fund will normally invest at least 90% of its total assets in common stocks and American depositary receipts (ADRs) that comprise the Index. Claymore Advisors, LLC (the “Investment Adviser”) seeks a correlation over time of .95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund, using a low cost “passive” or “indexing” investment approach, will seek to replicate, before expenses, the performance of the Zacks Country Rotation Index. The Index is comprised of 200 stocks selected, based on investment and other criteria, from a universe of international companies based in countries included in the MSCI EAFE Index and including Canada, with the exclusion of companies based in Greece. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”).

Fund Performance

This report discusses an abbreviated semi-annual fiscal period from the Fund’s inception date of July 11, 2007, through November 30, 2007.

On a market price basis, the Fund generated a total return of 3.71%, representing a change in market price to $26.01 on November 30, 2007, from $25.08 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of 3.95%, representing a change in NAV to $26.07 on November 30, 2007, from $25.08 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For index and broad market comparison purposes, the Index returned 4.47% and the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE®”) returned 0.81% for the same period. MSCI EAFE is an unmanaged, capitalization weighted measure of stock markets in Europe, Australasia and the Far East. It is not possible to invest directly in an index.

Economic and Market Overview

The period from the Fund’s inception date of July 11, 2007, through November 30, 2007, was a difficult environment for investors in both equity and fixed income, as concerns have mounted about the widening impact of the sub-prime mortgage crisis on the markets and the economy as a whole. U.S. equity markets have been highly volatile, with no pronounced trend that defines the entire period. Most international equity markets were stronger than the U.S. market, with particular strength in Asian markets other than Japan.

Most world economies continued to expand during 2007, despite a variety of concerns. In the U.S., consumer spending has held up reasonably well, and labor market trends remain fairly positive. Business investment and corporate earnings continued to grow. Expansion in net exports, supported by economic growth abroad and the weak dollar, contributed to growth in the U.S., cushioning the impact of the housing correction. Beginning in September, the Fed reduced interest rates three times, striving to strike a balance between providing needed support for financial markets and keeping inflation at a moderate level.

Performance Attribution

The Fund’s strongest gains were in the telecommunications, utilities and basic materials sectors. Sectors that detracted from performance were industrials and technology. In telecommunications, top contributors to performance were Telefonica S.A. (1.2% of total investments), based in Spain with operations throughout Europe and Latin America, and Singapore Telecommunications Ltd. (0.9% of total investments). In the utilities sector, Hong Kong & China Gas Co Ltd. (0.9% of total investments) was particularly strong. The best performing holdings in the materials sector were Rio Tinto Ltd. (1.0% of total investments) and Rio Tinto PLC (0.9% of total investments), two related entities that operate as an international mining company. The Fund’s two positions in the technology sector, Foxconn International Holdings Ltd. (0.6% of total investments), a handset manufacturer based in Hong Kong, and L.M. Ericsson Telephone Co. (0.4% of total investments), an international service provider based in Sweden, were both down sharply. In the industrial sector, detractors from performance included Swedish auto manufacturer Volvo AB (0.9% of total investments) and Wolseley PLC (0.2% of total investments), a building materials company based in the U.K.

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Claymore Exchange-Traded Fund Trust 2 | Management Discussion of Fund Performance continued

HGI | Claymore/Zacks International Yield Hog Index ETF

The Claymore/Zacks International Yield Hog Index ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Zacks International Yield Hog Index (the “International Yield Hog Index” or “Index”). The Fund will normally invest at least 90% of its total assets in stocks that comprise the Index. Claymore Advisors, LLC (the “Investment Adviser”) seeks a correlation over time of .95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund, using a low cost “passive” or “indexing” investment approach, will seek to replicate, before expenses, the performance of the Zacks International Yield Hog Index. The Index is comprised of 150 stocks selected, based on investment and other criteria, from a universe of international companies, global REITs, master limited partnerships, Canadian royalty trusts, American depositary receipts (“ADRs”) of emerging market companies and U.S. listed closed-end funds that invest in international companies. The companies in the universe are selected using a proprietary strategy developed by Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”). The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance

This report discusses an abbreviated semi-annual fiscal period from the Fund’s inception date of July 11, 2007, through November 30, 2007.

On a market price basis, the Fund generated a total return of -5.12%, representing a change in market price to $23.70 on November 30, 2007, from $24.98 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of -4.40%, representing a change in NAV to $23.88 on November 30, 2007, from $24.98 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the shares should not be sustained.

For index and broad market comparison purposes, the Index returned -3.95% and the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE®”) returned 0.81% for the same period. MSCI EAFE is an unmanaged, capitalization weighted measure of stock markets in Europe, Australasia and the Far East. It is not possible to invest directly in an index.

Economic and Market Overview

The period from the Fund’s inception date of July 11, 2007, through November 30, 2007, was a difficult environment for investors in both equity and fixed income, as concerns have mounted about the widening impact of the sub-prime mortgage crisis on the markets and the economy as a whole. U.S. equity markets have been highly volatile, with no pronounced trend that defines the entire period. Most international equity markets were stronger than the U.S. market, with particular strength in Asian markets other than Japan.

Most world economies continued to expand during 2007, despite a variety of concerns. In the U.S., consumer spending has held up reasonably well, and labor market trends remain fairly positive. Business investment and corporate earnings continued to grow. Expansion in net exports, supported by economic growth abroad and the weak dollar, contributed to growth in the U.S., cushioning the impact of the housing correction. Beginning in September, the Fed reduced interest rates three times, striving to strike a balance between providing needed support for financial markets and keeping inflation at a moderate level.

Performance Attribution

The Fund’s strongest gains for the period from July 11, 2007, through November 30, 2007, were in the telecommunications sector, followed by the basic materials sector. Sectors that detracted from performance were consumer services, consumer goods and industrials. In the telecommunications sector, the strongest contributor was France Telecom SA (1.4% of total investments). In the basic materials sector, Aluminum Corp. of China Ltd. (not held in the portfolio at period end) and Anglo American PLC (2.7% of total investments, combined ADR and ordinary shares), a mining and natural resource company based in the U.K. contributed to performance. In the consumer services sector, performance was hurt by weakness in three retailers, Kingfisher PLC, DSG International PLC and Signet Group PLC (0.8%, 0.9% and 0.5% of total investments, respectively), and by Ladbrokes PLC (0.6% of total investments), a gaming company; all four of these companies are headquartered in the U.K. In the consumer goods sector, a detractor from performance was EganaGoldpfeil (Holdings) Ltd. (not held in the portfolio at period end), a jewelry retailer based in Hong Kong that is undergoing restructuring. Detractors in the industrials sector included Tomkins PLC (1.0% of total investments), a British engineering and manufacturing company, and James Hardie Industries N.V. (0.5% of total investments), an international building materials group based in the Netherlands.

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Claymore Exchange-Traded Fund Trust 2 | Management Discussion of Fund Performance continued

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers and Claymore only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. There can be no assurance that the Funds will achieve their investment objectives. An investment in the Funds is subject to certain risks and other considerations that include, but are not limited to:

Investment Risk.This includes the risk of the possible loss of the entire principal amount that you invest.

Equity Risk. This includes the risk that the value of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which the Funds invest.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Replication Management Risk. Unlike many investment companies, the Funds are not “actively” managed. Therefore, the Funds won’t necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Index.

Non-Correlation Risk. The Funds’ returns may not match the returns of the indices. For example, the Funds incur operating expenses not applicable to the indices, and incur costs in buying and selling securities, especially when rebalancing the Funds’ holdings to reflect changes in the composition of the indices.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk.The Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Micro-, Small- and Medium-Sized Company Risk. Investing in securities of micro-, small and medium-capitalization companies involves greater risk than investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies.

The Claymore/Clear Global Vaccine Index ETF is also subject to Vaccine Industry Risk. Companies that research, develop, manufacture, license, and/or market vaccines may be susceptible to government regulation and reimbursement rates. Such companies may also be heavily dependent on patent protection, with their profitability affected by the expiration of patents. Companies that research, develop, manufacture, license, and/or market vaccines may also be subject to expenses and losses from extensive litigation based on product liability and similar claims, as well as competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The process for obtaining new product approval by the Food and Drug Administration is long and costly. Such companies also may be characterized by thin capitalization and limited product lines, markets, financial resources or personnel.

The Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF is also subject to Exchanges, Brokers & Asset Managers Industries Risk. Because the Index is concentrated in a particular industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, the Fund may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. Companies in the exchanges, brokers or asset managers industries are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The exchanges, brokers or asset managers industries can be significantly affected by stock and bond market activity, brokerage commission structures, and a competitive environment combined with the high operating leverage inherent in companies in these industries.

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Claymore Exchange-Traded Fund Trust 2 | Management Discussion of Fund Performance continued

The Claymore/SWM Canadian Energy Income Index ETF is also subject to the following risks:

Oils/Energy Sector Risk. The profitability of companies in the oils/energy sector is related to worldwide energy prices, exploration, and production spending. Such companies also are subject to risks of changes in exchange rates, government regulation, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Oil and gas exploration and production can be significantly affected by natural disasters. Oil exploration and production companies may be adversely affected by changes in exchange rates, interest rates, government regulation, world events, and economic conditions. Oil exploration and production companies may be at risk for environmental damage claims.

Canadian Risk. As the Fund invests in Canadian royalty trusts and stocks listed on the TSX, the Fund is subject to the following risks:

Commodity Exposure Risk. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

Reliance on Exports Risk. The Canadian economy is dependent on the economies of the United States as a key trading partner. Reduction in spending on Canadian products and services or changes in the U.S. economy may cause an impact in the Canadian economy: U.S. Economic Risk. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada’s largest trading partner and foreign investor. Since the implementation of the North American Free Trade Agreement (NAFTA) in 1994, total two-way merchandise trade between the United States and Canada has more than doubled. To further this relationship, all three NAFTA countries entered into The Security and Prosperity Partnership of North America in March 2005, which addressed economic and security related issues. The new agreement may further affect Canada’s dependency on the U.S. economy. Structural Risk (Political Risk). In addition, past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market.

Claymore/Zacks International Yield Hog ETF is also subject to the following risks:

Canadian Risk. As the Fund invests in Canadian royalty trusts and stocks listed on the Toronto Stock Exchange, the Fund is subject to the following risks: Commodity Exposure Risk. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy. Reliance on Exports Risk. The Canadian economy is dependent on the economies of the United States as a key trading partner. Reduction in spending on Canadian products and services or changes in the U.S. economy may cause an impact in the Canadian economy. U.S. Economic Risk. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada’s largest trading partner and foreign investor. Since the implementation of the North American Free Trade Agreement (NAFTA) in 1994, total two-way merchandise trade between the United States and Canada has more than doubled. To further this relationship, all three NAFTA countries entered into The Security and Prosperity Partnership of North America in March 2005, which addressed economic and security related issues. The new agreement may further affect Canada’s dependency on the U.S. economy.

Structural Risk (Political Risk). In addition, past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market.

Emerging Markets Risk. Investment in securities of issuers based in developing or “emerging market” countries entails all of the risks of investing in securities of non-U.S. issuers, as described above, but to a heightened degree. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

REIT Risk. Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that are paid their shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

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Claymore Exchange-Traded Fund Trust 2 | Management Discussion of Fund Performance continued

Master Limited Partnership Risk. Investments in securities of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

Risks of Investing in Other Investment Companies. Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or net asset values. The Fund must continue, at the same time, to pay its own management fees and expenses with respect to all of its investments, including shares of other investment companies. The securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks.

The Claymore/Robb Report Global Luxury Index ETF is also subject to Luxury Risk.The success of companies that sell luxury goods and services may depend heavily on the disposable household income and consumer spending of a relatively small segment of the general population, rather than the consumer population as a whole. Changes in consumer taste among such segment of the population can also affect the demand for, and success of, luxury goods and services in the marketplace. Consumer spending on luxury goods and services can also be adversely affected as a result of declines in consumer confidence levels, even if prevailing economic conditions are favorable. In an economic downturn, consumer discretionary spending levels generally decline, often resulting in disproportionately large reductions in the sale of luxury goods and services.

The Claymore/Clear Global Timber Index ETF is also subject to the following risks:

Timber Risk. The market value of securities of global timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, global timber companies may harvest less timber than expected. Global timber companies involved in the forest, paper and packaging products industries are highly competitive globally, including significant competition from non-wood and engineered wood products, and no single company is dominant. These industries have suffered, and continue to suffer, from excess capacity. Global timber companies are subject to many federal, state and local environmental, health and safety laws and regulations, particularly with respect to the restoration and reforestation of timberlands, harvesting timber near waterways, discharges of pollutants and emissions, and the management, disposal and remediation of hazardous substances or other contaminants. Political risks and the other risks to which foreign securities are subject may also affect domestic companies in which the Fund may invest if they have significant operations or investments in foreign countries. In particular, tariffs, quotas or trade agreements can also affect the markets for products of global timber companies, particularly wood products. In addition, rising interest rates and general economic conditions may affect the demand for timber products.

Emerging Markets Risk Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Industry Concentration Risk. As the Index is comprised of issuers in the global timber industry, the Fund is therefore focused in that industry. Accordingly, the Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

SemiAnnual Report | November 30, 2007 | 13

Claymore Exchange-Traded Fund Trust 2

Fund Summary & Performance| As of November 30, 2007 (unaudited)

EXB | Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF

Fund Statistics
Share Price	$26.87
Net Asset Value $	26.83
Premium/Discount to NAV	0.15%
Net Assets ($ 000)	$21,468

Total Returns
(Inception 6/27/07)	Since Inception

Claymore/Clear Global Exchanges,
Brokers & Asset Managers Index ETF
NAV	9.24%
Market	9.41%

Clear Global Exchanges,
Brokers & Assets Managers Index	9.81%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $24.56 for share price returns or initial net asset value (NAV) of $24.56 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio was estimated at 0.89%, per the prospectus, gross of any fee waivers or expense reimbursements. The Fund’s expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering costs during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund’s first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was determined to be 1.19% while the Fund’s annualized gross operating expense ratio was determined to be 3.10%. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0. 65%.Without this expense cap, actual returns would be lower.

Country Breakdown	% of Long Term Investments
United States	58.7%
Germany	8.3%
Hong Kong	7.7%
Japan	5.7%
Australia	4.3%
United Kingdom	4.0%
Canada	3.9%
Bermuda	2.7%
Singapore	1.9%
Italy	1.1%
Sweden	1.0%
Netherlands	0.3%
Switzerland	0.3%
Thailand	0.1%

Portfolio Breakdown	% of Net Assets
Financials	98.6%

Total Common Stocks	98.6%
Investment Companies	0.9%
Master Limited Partnerships	0.7%
Liabilities in excess of Other Assets	-0.2%

Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
CME Group, Inc.	8.3%
Deutsche Boerse AG	7.7%
Hong Kong Exchanges and Clearing Ltd.	7.7%
NYSE Euronext	5.3%
Goldman Sachs Group, Inc. (The)	4.9%
Franklin Resources, Inc.	4.5%
T Rowe Price Group, Inc.	3.8%
Merrill Lynch & Co., Inc.	3.2%
Ameriprise Financial, Inc.	3.2%
Morgan Stanley	2.9%

Portfolio breakdown is as a percentage of net assets. Country breakdown and holdings are as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

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Claymore Exchange-Traded Fund Trust 2 | Fund Summary & Performance (unaudited) continued

CUT | Claymore/Clear Global Timber Index ETF

Fund Statistics
Share Price	$24.80
Net Asset Value	$24.53
Premium/Discount to NAV	1.10%
Net Assets ($000)	$9,811

Total Returns
(Inception 11/9/07)	Since Inception

Claymore/Clear Global Timber Index ETF
NAV	-1.52%
Market	-0.44%

Clear Global Timber Index	-1.42%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $24.91 for share price returns or initial net asset value (NAV) of $24.91 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio was estimated at 0.91%, per the prospectus, gross of any fee waivers or expense reimbursements. The Fund’s expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering cost during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund’s first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was determined to be 0.95% while the Fund’s annualized gross operating expense ratio was determined to be 2.72%. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower.

Country Breakdown	% of Long Term Investments
United States	27.6%
Canada	11.8%
Japan	11.1%
Brazil	10.3%
Sweden	9.2%
Finland	8.1%
Australia	6.9%
Spain	5.1%
South Africa	4.2%
Ireland	3.5%
Bermuda	2.2%

Portfolio Breakdown	% of Net Assets
Materials	83.9%
Financials	12.1%
Consumer Discretionary	3.9%

Total Investments	99.9%
Other Assets in excess of Liabilities	0.1%

Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Votorantim Celulose e Papel SA, ADR	5.4%
MeadWestvaco Corp.	5.2%
Grupo Empresarial Ence SA	5.1%
Aracruz Celulose SA, ADR	4.9%
Weyerhaeuser Co.	4.7%
Holmen AB	4.7%
OJI Paper Co., Ltd.	4.6%
Sino-Forest Corp.	4.6%
Rayonier, Inc.	4.5%
Svenska Cellulosa AB	4.4%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

SemiAnnual Report | November 30, 2007 | 15

Claymore Exchange-Traded Fund Trust 2 | Fund Summary & Performance (unaudited) continued

JNR | Claymore/Clear Global Vaccine Index ETF

Fund Statistics
Share Price	$24.97
Net Asset Value	$24.81
Premium/Discount to NAV	0.64%
Net Assets ($000)	$4,962

Total Returns
(Inception 6/27/07)	Since Inception

Claymore/Clear Global Vaccine Index ETF
NAV	-0.60%
Market	0.04%

Clear Global Vaccine Index	-0.01%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $24.96 for share price returns or initial net asset value (NAV) of $24.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio was estimated at 0.89%, per the prospectus, gross of any fee waivers or expense reimbursements. The Fund’s expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering cost during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund’s first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was determined to be 1.44% while the Fund’s annualized gross operating expense ratio was determined to be 4.35%. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower.

Country Breakdown	% of Long Term Investments
United States	62.9%
France	6.4%
Switzerland	6.1%
Australia	5.8%
United Kingdom	4.6%
Japan	4.5%
Belgium	4.4%
Netherlands	3.9%
Canada	0.6%
Anitgua	0.5%
Denmark	0.3%
Germany	0.0%

Portfolio Breakdown	% of Net Assets
Health Care	91.5%
Materials	8.7%

Total Investments	100.2%
Liabilities in Excess of Other Assets	-0.2%
Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Invitrogen Corp.	5.9%
CSL Ltd.	5.8%
Merck & Co., Inc.	5.4%
Sanofi-Aventis SA	5.2%
Genzyme Corp., ADR	5.2%
Johnson & Johnson	5.0%
Baxter International, Inc.	4.7%
Novartis AG, ADR	4.7%
Barr Pharmaceuticals, Inc.	4.6%
GlaxoSmithKline PLC, ADR	4.5%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

16 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2 | Fund Summary & Performance (unaudited) continued

ROB | Claymore/Robb Report Global Luxury Index ETF

Fund Statistics
Share Price	$24.78
Net Asset Value	$24.72
Premium/Discount to NAV	0.24%
Net Assets ($000)	$9,888

Total Returns
(Inception 07/30/07)	Since Inception

Claymore/Robb Report Global Luxury Index ETF
NAV	3.87%
Market	4.12%
Robb Report Global Luxury Index	4.49%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $23.80 for share price returns or initial net asset value (NAV) of $23.80 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio was estimated at 1.01%, per the prospectus, gross of any fee waivers or expense reimbursements. The Fund’s expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering cost during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund’s first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was determined to be 1.27% while the Fund’s annualized gross operating expense ratio was determined to be 4.65%. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.70% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.70%. Without this expense cap, actual returns would be lower.

Country Breakdown	% of Long Term Investments
France	26.6%
United States	24.1%
Switzerland	20.1%
Germany	14.7%
Italy	5.0%
Bermuda	2.9%
Japan	2.8%
Brazil	1.8%
United Kingdom	1.1%
Canada	0.5%
Denmark	0.2%
Singapore	0.2%

Portfolio Breakdown	% of Net Assets
Consumer Discretionary	64.6%
Financials	22.2%
Consumer Staples	8.1%
Industrials	4.5%
Materials	0.5%

Total Investments	99.9%
Other Assets in excess of Liabilities	0.1%

Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
DaimlerChrysler AG	5.7%
Compagnie Financiere Richemont SA	5.7%
LVMH Moet Hennessy Louis Vuitton SA	5.5%
Goldman Sachs Group, Inc. (The)	5.3%
Pernod-Ricard SA	5.2%
Christian Dior SA	5.2%
Bayerische Motoren Werke AG	4.8%
PPR	4.7%
UBS AG	4.3%
Porsche AG	4.2%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

SemiAnnual Report | November 30, 2007 | 17

Claymore Exchange-Traded Fund Trust 2 | Fund Summary & Performance (unaudited) continued

ENY | Claymore/SWM Canadian Energy Income Index ETF

Fund Statistics
Share Price	$24.78
Net Asset Value	$24.79
Premium/Discount to NAV	-0.04%
Net Assets ($000)	$29,751

Total Returns
(Inception 7/3/07)	Since Inception

Claymore/SWM Canadian Energy Income Index ETF
NAV	-1.04%
Market	-1.08%

Sustainable Canadian Energy Income Index	0.57%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $25.05 for share price returns or initial net asset value (NAV) of $25.05 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio was estimated at 0.89%, per the prospectus, gross of any fee waivers or expense reimbursements. The Fund’s expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering cost during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund’s first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was determined to be 0.84% while the Fund’s annualized gross operating expense ratio was determined to be 1.33%. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.65%. Without this expense cap, actual returns would be lower.

Country Breakdown	% of Long Term Investments
Canada	100.0%

Portfolio Breakdown	% of Net Assets
Energy	100.0%
Liabilities in Excess of Other Assets	0.0%

Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Suncor Energy, Inc.	8.6%
Canadian Oil Sands Trust	7.9%
Imperial Oil Ltd.	6.8%
Petrobank Energy & Resources Ltd.	6.7%
OPTI Canada, Inc.	5.6%
UTS Energy Corp.	5.4%
Penn West Energy Trust	4.7%
Connacher Oil and Gas Ltd.	4.7%
Enerplus Resources Fund	4.5%
EnCana Corp.	4.4%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

18 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2 | Fund Summary & Performance (unaudited) continued

CRO | Claymore/Zacks Country Rotation ETF

Fund Statistics
Share Price	$26.01
Net Asset Value	$26.07
Premium/Discount to NAV	-0.23%
Net Assets ($000)	$5,214

Total Returns
(Inception 07/11/07)	Since Inception
Claymore/Zacks Country Rotation ETF
NAV	3.95%
Market	3.71%

Zacks Country Rotation Index	4.47%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $25.08 for share price returns or initial net asset value (NAV) of $25.08 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio was estimated at 0.90%, per the prospectus, gross of any fee waivers or expense reimbursements. The Fund’s expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering costs during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund’s first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was determined to be 1.44% while the Fund’s annualized gross operating expense ratio was determined to be 4.18%. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.65%. Without this expense cap, actual returns would be lower.

Country Breakdown	% of Long Term Investments
United Kingdom	24.9%
Australia	12.8%
China	11.9%
Spain	9.2%
Switzerland	8.0%
Singapore	7.7%
Sweden	7.0%
Italy	6.2%
Belgium	5.1%
Austria	4.4%
Bermuda	1.8%
Cayman Islands	0.6%
United States	0.3%
Channel Islands	0.1%

Portfolio Breakdown	% of Net Assets
Financials	41.0%
Industrials	10.7%
Consumer Staples	8.8%
Materials	7.8%
Telecommunication Services	7.4%
Consumer Discretionary	7.2%
Utilities	6.3%
Energy	5.5%
Health Care	4.6%
Information Technology	1.0%

Total Investments	100.3%
Liabilities in excess of Other Assets	-0.3%

Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Sun Hung Kai Properties Ltd.	1.6%
Hong Kong Exchanges and Clearing Ltd.	1.5%
Cheung Kong Holdings Ltd.	1.4%
Telefonica SA	1.2%
Singapore Exchange Ltd.	1.1%
Hang Seng Bank Ltd.	1.1%
Swire Pacific Ltd.- Class A	1.0%
Bankinter SA	1.0%
Woolworths Ltd.	1.0%
Nestle SA	1.0%

Portfolio breakdown is as a percentage of net assets. Country Breakdown and holdings are as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

SemiAnnual Report | November 30, 2007 | 19

Claymore Exchange-Traded Fund Trust 2 | Fund Summary & Performance (unaudited) continued

HGI | Claymore/Zacks International Yield Hog Index ETF

Fund Statistics
Share Price	$23.70
Net Asset Value	$23.88
Premium/Discount to NAV	-0.75%
Net Assets ($000)	$9,554

Total Returns
(Inception 7/11/07)	Since Inception

Claymore/Zacks International Yield Hog Index ETF
NAV	-4.40%
Market	-5.12%

Zacks International Yield Hog Index	-3.95%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $24.98 for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized The Fund’s total annual operating expense ratio was estimated at 1.04%, per the prospectus, gross of any fee waivers or expense reimbursements. The Funds expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering costs during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund’s first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Semi Annual Report, the Fund’s annualized net operating expense ratio was determined to be 1.08% while the Fund’s annualized gross operating expense ratio was determined to be 2.68%. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0. 65%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Total Net Assets
Financials	16.5%
Telecommunication Services	13.8%
Consumer Discretionary	10.7%
Consumer Staples	8.0%
Materials	7.3%
Health Care	5.0%
Industrials	5.0%
Energy	4.7%
Utilities	4.5%
Information Technology	3.8%

Total Common Stock	79.3%

Closed End Funds	9.2%
Income Trusts	8.1%
Royalty Trusts	2.2%
Preferred Stock	0.9%

Total Long-Term Investments	99.7%
Other Assets in excess of Liabilities	0.3%

Net Assets	100.0%

Portfolio breakdown is as a percentage of net assets. Country breakdown and holdings are as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Top Ten Holdings	% of Long-Term Investments
America Movil SAB de CV – ADR	2.4%
Anglo American PLC – ADR	2.2%
PrimeWest Energy Trust	1.7%
Atlas South Sea Pearl Ltd.	1.7%
Telecom Italia SpA	1.6%
Enel SpA	1.6%
Telstra Corp. Ltd.	1.6%
France Telecom SA	1.4%
Canetic Resources Trust	1.4%
Cia Cervecerias Unidas SA – ADR	1.3%

Country Breakdown	% of Long Term Investments
United Kingdom	16.6%
United States	11.6%
Germany	8.2%
Canada	7.9%
Australia	7.1%
France	6.3%
Mexico	5.8%
Chile	5.0%
Japan	4.5%
Italy	4.3%
Netherlands	4.0%
China	2.0%
Hong Kong	1.9%
Bermuda	1.5%
Ireland	1.5%
Brazil	1.4%
South Africa	1.3%
Finland	1.2%
Sweden	1.1%
Belgium	1.0%
Austria	1.0%
Taiwan	0.7%
India	0.6%
Luxembourg	0.6%
Colombia	0.6%
Spain	0.5%
Turkey	0.5%
Indonesia	0.4%
Switzerland	0.3%
Denmark	0.3%
Norway	0.2%
Israel	0.1%

Total Long-Term Investments	100.0%

20 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2

Overview of Fund Expenses | As of November 30, 2007 (unaudited)

As a shareholder of Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF; Claymore/Clear Global Timber Index ETF; Claymore/Clear Global Vaccine Index ETF; Claymore/Robb Report Global Luxury Index ETF; Claymore/SWM Canadian Energy Income Index ETF; Claymore/Zacks Country Rotation ETF; Claymore/Zacks International Yield Hog Index ETF; and you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended 11/30/07.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period[1]
	6/27/07	11/30/07	11/30/07	6/27/07-11/30/07
Claymore/Clear Global Exchanges,
Brokers & Asset Managers Index ETF[6]
Actual	$1,000.00	$1,092.44	1.19%	$5.36
Hypothetical (5% annual return before expenses)[7]	1,000.00	1,019.10	1.19%	6.02
Claymore/Clear Global Vaccine Index ETF[6]
Actual	1,000.00	993.99	1.44%	6.18
Hypothetical (5% annual return before expenses)[7]	1,000.00	1,017.85	1.44%	7.28

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period[2]
	7/3/07	11/30/07	11/30/07	7/3/07-11/30/07
Claymore/SWM Canadian Energy Income Index ETF[6]
Actual	$1,000.00	$989.62	0.84%	$3.46
Hypothetical (5% annual return before expenses)[7]	1,000.00	1,020.86	0.84%	4.26

SemiAnnual Report | November 30, 2007 | 21

Claymore Exchange-Traded Fund Trust 2 | Overview of Fund Expenses (unaudited) continued

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period[3]
	7/11/07	11/30/07	11/30/07	7/11/07-11/30/07
Claymore/Zacks Country Rotation ETF[6]
Actual	$1,000.00	$1,039.46	1.44%	$5.75
Hypothetical (5% annual return before expenses)[7]	1,000.00	1,017.85	1.44%	7.28
Claymore/Zacks International Yield Hog Index ETF[6]
Actual	1,000.00	955.96	1.08%	4.14
Hypothetical (5% annual return before expenses)[7]	1,000.00	1,019.65	1.08%	5.47

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period[4]
	7/30/07	11/30/07	11/30/07	7/30/07-11/30/07
Claymore/Robb Report Global Luxury Index ETF[6]
Actual	$1,000.00	$1,038.66	1.27%	$4.40
Hypothetical (5% annual return before expenses)[7]	1,000.00	1,018.70	1.27%	6.43

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period[5]
	11/9/07	11/30/07	11/30/07	11/9/07-11/30/07
Claymore/Clear Global Timber Index ETF[6]
Actual	$1,000.00	$984.76	0.95%	$0.57
Hypothetical (5% annual return before expenses)[7]	1,000.00	1,020.31	0.95%	4.81

[1]

Expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the period June 27, 2007 (commencement of investment operations) to November 30, 2007. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 157/365.

[2]

Expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the period July 3, 2007 (commencement of investment operations) to November 30, 2007. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying the result by 151/365.

[3]

Expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the period July 11, 2007 (commencement of investment operations) to November 30, 2007. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying the result by 143/365.

[4]

Expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the period July 30, 2007 (commencement of investment operations) to November 30, 2007. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying the result by 124/365.

[5]

Expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the period November 9, 2007 (commencement of investment operations) to November 30, 2007. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying the result by 22/365.

[6]	The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

[7]	Hypothetical expenses reflect ongoing expenses for a full six month period as opposed to the shorter since inception period.

Assumes all dividends and distributions were reinvested.

22 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2

Portfolio of Investments | November 30, 2007 (unaudited)

EXB | Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF

Number of Shares	Description	Value
	Long-Term Investments – 100.2%
	Common Stocks – 98.6%
	Australia – 4.3%
8,711	ASX Ltd.	$434,506
26,975	Australian Wealth Management Ltd.	64,413
7,222	City Pacific Ltd.	23,441
9,906	HFA Holdings Ltd.	18,924
4,564	Macquarie Group Ltd.	324,123
1,091	Perpetual Ltd.	65,593

		931,000

	Bermuda – 2.7%
41,590	Invesco Ltd.	536,608
682	Lazard Ltd. – Class A	33,186
1,104	WP Stewart & Co. Ltd.	6,282

		576,076

	Canada – 3.0%
3,627	AGF Management Ltd. – Class B	115,312
452	Canaccord Capital, Inc.	7,176
2,099	Dundee Corp. – Class A (a)	46,196
374	Gluskin Sheff + Associates, Inc.	9,459
5,605	IGM Financial, Inc.	285,689
3,501	TSX Group, Inc.	188,534

		652,366

	Germany – 8.4%
1,332	AWD Holding AG	44,832
8,829	Deutsche Boerse AG	1,661,685
808	HCI Capital AG	17,695
2,816	MLP AG	40,839
339	MPC Muenchmeyer Petersen Capital AG	28,438

		1,793,489

	Hong Kong – 7.7%
54,500	Hong Kong Exchanges and Clearing Ltd.	1,654,867

	Italy – 1.1%
1,548	Anima SGRpA	5,152
5,550	Azimut Holding SpA	79,185
6,451	Mediobanca SpA	145,729

		230,066

	Japan – 5.7%
19	Asset Managers Co. Ltd.	$28,776
3,000	Cosmo Securities Co. Ltd.	3,840
23,000	Daiwa Securities Group, Inc.	230,985
600	Ichiyoshi Securities Co. Ltd.	6,599
7	kabu.com Securities Co. Ltd.	10,349
800	Marusan Securities Co. Ltd.	8,005
1,900	Matsui Securities Co. Ltd.	15,638
6,000	Mizuho Investors Securities Co. Ltd.	10,007
19	Monex Beans Holdings, Inc.	13,600
6,500	Nikko Cordial Corp.	96,687
33,100	Nomura Holdings, Inc.	593,219
3,000	Okasan Holdings, Inc.	19,094
13	Osaka Securities Exchange Co. Ltd.	68,443
27	SBI E*trade Securities Co. Ltd.	27,262
3	Secured Capital Japan Co. Ltd.	5,490
10,000	Shinko Securities Co. Ltd.	44,354
40	Sparx Group Co. Ltd.	21,492
4,000	Tokai Tokyo Securities Co. Ltd.	19,256

		1,223,096

	Netherlands – 0.3%
2,083	BinckBank NV	31,921
287	Euronext NV (a)	39,178

		71,099

	Singapore – 1.9%
41,000	Singapore Exchange Ltd.	399,585

	Sweden – 1.0%
1,300	D Carnegie AB	25,081
4,700	OMX AB	196,066

		221,147

	Switzerland – 0.3%
435	Partners Group	59,718

	Thailand – 0.1%
3,900	Kim Eng Securities Thailand PCL	2,858
3,100	Phatra Securities PCL	3,022

		5,880

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 23

Claymore Exchange-Traded Fund Trust 2 | Portfolio of Investments (unaudited) continued

EXB | Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF (continued)

Number of Shares	Description	Value
	United Kingdom – 4.0%
31,138	Aberdeen Asset Management PLC	$107,241
9,667	Ashmore Group PLC	54,860
3,653	Collins Stewart PLC	12,994
8,853	F&C Asset Management PLC	36,725
35,680	Henderson Group PLC	105,460
7,710	London Stock Exchange Group PLC	282,182
10,333	PLUS Markets Group PLC (a)	4,249
2,111	Rathbone Brothers	47,876
6,155	Schroders PLC	169,459
3,582	Tullett Prebon PLC	34,948

		855,994

	United States – 58.1%
1,230	Affiliated Managers Group, Inc. (a)	152,828
11,662	Ameriprise Financial, Inc.	684,443
1,958	Bear Stearns Cos., Inc. (The)	195,213
1,033	BlackRock, Inc.	204,916
1,117	Calamos Asset Management, Inc. – Class A	33,074
15,987	Charles Schwab Corp. (The)	388,644
2,709	CME Group, Inc.	1,784,147
568	Cohen & Steers, Inc.	16,114
7,174	E*Trade Financial Corp. (a)	33,000
6,126	Eaton Vance Corp.	268,074
4,390	Federated Investors, Inc. – Class B	179,068
454	Fortress Investment Group LLC – Class A	8,267
7,820	Franklin Resources, Inc.	963,268
222	GAMCO Investors, Inc. – Class A	11,833
4,610	Goldman Sachs Group, Inc. (The)	1,044,810
224	Greenhill & Co., Inc.	16,193
2,968	IntercontinentalExchange, Inc. (a)	495,537
1,978	International Securities Exchange Holdings, Inc.	132,902
744	Investment Technology Group, Inc. (a)	33,986
8,692	Janus Capital Group, Inc.	291,791
1,804	Jefferies Group, Inc.	46,110
1,685	Knight Capital Group, Inc. – Class A (a)	22,495
6,580	Legg Mason, Inc.	502,120
8,953	Lehman Brothers Holdings, Inc.	560,726
11,518	Merrill Lynch & Co., Inc.	690,389
11,851	Morgan Stanley	624,785
5,765	NASDAQ Stock Market, Inc. (The) (a)	249,970
4,737	Nymex Holdings, Inc.	589,993
13,130	NYSE Euronext	1,137,058
605	optionsXpress Holdings, Inc.	18,398
312	Piper Jaffray Cos. (a)	14,452
1,571	Raymond James Financial, Inc.	51,026
210	Stifel Financial Corp. (a)	9,776
416	SWS Group, Inc.	5,641
13,143	T Rowe Price Group, Inc.	808,032
4,725	TD Ameritrade Holding Corp. (a)	88,310
424	TradeStation Group, Inc. (a)	5,058
4,153	Waddell & Reed Financial, Inc. – Class A	141,950

		12,504,397

	Total Common Stocks – 98.6% (Cost $21,322,601)	21,178,780

	Investment Company – 0.9%
	Canada – 0.9%
6,906	CI Financial Income Fund	184,326

	Total Investment Company (Cost $193,345)

	Master Limited Partnerships – 0.7%
	United States – 0.7%
1,714	AllianceBernstein Holding L.P.	140,462

	Total Master Limited Partnerships (Cost $140,606)
	Total Investments – 100.2% (Cost $21,656,552)	21,503,568
	Liabilities in excess of Other Assets – (0.2%)	(35,981)

	Net Assets – 100.0%	$21,467,587

L.P. – Limited Partnership

PLC – Public Limited Company

AG – Corporation

SpA – Joint Stock Company

(a) Non-income producing security.

See notes to financial statements.

24 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2 | Portfolio of Investments (unaudited) continued

CUT | Claymore/Clear Global Timber Index ETF

Number of Shares	Description	Value
	Common Stocks – 87.1%
	Australia – 6.9%
97,056	Great Southern Ltd.	$185,406
110,066	Gunns Ltd.	368,928
80,914	Timbercorp Ltd.	123,442

		677,776

	Bermuda – 2.2%
744,000	China Grand Forestry Resources Group Ltd. (a)	214,062

	Canada – 9.3%
30,924	Canfor Corp. (a)	236,354
20,264	Sino-Forest Corp. (a)	445,986
7,836	West Fraser Timber Co., Ltd.	234,782

		917,122

	Finland – 8.1%
23,704	Stora Enso Oyj - ADR	391,590
19,038	UPM-Kymmene Oyj, ADR	403,034

		794,624

	Ireland – 3.5%
19,886	Smurfit Kappa Group PLC (a)	347,357

	Japan – 11.1%
56,000	Hokuetsu Paper Mills Ltd.	265,044
94,000	OJI Paper Co., Ltd.	449,980
52,000	Sumitomo Forestry Co., Ltd.	377,372

		1,092,396

	South Africa – 4.2%
29,962	Sappi Ltd., ADR	407,783

	Spain – 5.1%
40,648	Grupo Empresarial Ence SA	497,010

	Sweden – 9.1%
12,000	Holmen AB	462,087
24,400	Svenska Cellulosa AB	435,414

		897,501

	United States – 27.6%
2,292	Deltic Timber Corp.	110,360
12,780	International Paper Co.	431,325
15,524	MeadWestvaco Corp.	510,274
9,042	Plum Creek Timber Co., Inc. - REIT	419,278
7,108	Potlatch Corp. - REIT	326,328
9,544	Rayonier, Inc. - REIT	442,651
6,342	Weyerhaeuser Co.	464,108

		2,704,324

	Total Common Stocks – 87.1%
	(Cost $8,901,353)	8,549,955

	Preferred Stock – 10.3%
	Brazil – 10.3%
6,230	Aracruz Celulose SA, ADR	477,343
16,018	Votorantim Celulose e Papel SA , ADR	532,118

	(Cost $1,006,151)	1,009,461

	Income Trust – 2.5%
	Canada – 2.5%
15,608	TimberWest Forest Corp. (Cost $252,414)	239,991

	Total Investments – 99.9% (Cost $10,159,918)	9,799,407
	Other Assets in excess of Liabilities – 0.1%	11,916

	Net Assets – 100.0%	$9,811,323

AB – Corporation

ADR – American Depositary Receipt

OYJ – Corporation

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SA – Corporation

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 25

Claymore Exchange-Traded Fund Trust 2 | Portfolio of Investments (unaudited) continued

JNR | Claymore/Clear Global Vaccine Index ETF

Number of Shares	Description	Value
	Common Stocks – 100.2%
	Anitgua – 0.5%
6,248	Sinovac Biotech Ltd. (a)	$25,492

		25,492

	Australia – 5.8%
9,369	CSL Ltd.	288,931

		288,931

	Belgium – 4.5%
1,482	Solvay SA	220,341

		220,341

	Canada – 0.6%
55,781	Nventa Biopharmaceuticals Corp. (a)	5,022
24,273	Oncothyreon, Inc. (formerly known as Biomira, Inc.) (a)	8,763
12,113	YM Biosciences, Inc. (a)	15,747

		29,532

	Denmark – 0.3%
9,000	Pharmexa A/S (a)	16,475

		16,475

	France – 6.4%
5,485	Sanofi-Aventis SA, ADR	260,318
2,239	Transgene SA (a)	54,819

		315,137

	Germany – 0.0%
262	LipoNova AG (a)	1,827

		1,827

	Japan – 4.5%
3,500	Takeda Pharmaceutical Co., Ltd.	224,025

		224,025

	Netherlands – 3.9%
10,318	Crucell NV (a)	194,465

		194,465

	Switzerland – 6.1%
939	Cytos Biotechnology AG (a)	69,154
4,096	Novartis AG, ADR	231,506

		300,660

	United Kingdom – 4.6%
4,281	GlaxoSmithKline PLC, ADR	225,523

		225,523

	United States – 63.0%
7,573	Antigenics, Inc. (a)	16,206
16,108	Avant Immunotherapeutics, Inc. (a)	7,252
11,604	AVI BioPharma, Inc. (a)	27,037
4,278	Barr Pharmaceuticals, Inc. (a)	229,729
3,918	Baxter International, Inc.	234,571
7,488	Bristol-Myers Squibb Co.	221,870
16,845	Cell Genesys, Inc. (a)	39,249
18,247	Dendreon Corp. (a)	91,235
5,034	Dow Chemical Co. (The)	211,126
6,590	Genitope Corp. (a)	27,744
16,299	GenVec, Inc. (a)	29,990
3,437	Genzyme Corp. (a)	257,534
16,260	Geron Corp. (a)	105,202
8,155	Introgen Therapeutics, Inc. (a)	31,968
3,047	Invitrogen Corp. (a)	295,590
3,649	Johnson & Johnson	247,183
15,111	Medarex, Inc. (a)	191,910
4,537	Merck & Co., Inc.	269,316
11,935	Novavax, Inc. (a)	43,443
8,545	Pfizer, Inc.	203,029
5,489	Progenics Pharmaceuticals, Inc. (a)	106,487
3,557	Targeted Genetics Corp. (a)	7,078
8,476	Vical, Inc. (a)	38,820
3,939	Wyeth	193,405

		3,126,974

	Total Investments – 100.2% (Cost $4,980,128)	4,969,382
	Liabilities in excess of other Assets – (0.2%)	(7,572)

	Net Assets – 100.0%	$4,961,810

ADR – American Depositary Receipt

AG – Stock Corporation

PLC – Public Limited Company

SA – Corporation

NV – Legal Entity

(a) Non-income producing security.

See notes to financial statements.

26 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2 | Portfolio of Investments (unaudited) continued

ROB | Claymore/Robb Report Global Luxury Index ETF

Number of Shares	Description	Value
	Total Investments – 99.9%
	Common Stocks – 95.7%
	Bermuda – 2.9%
21,000	Mandarin Oriental International, Ltd.	$43,050
1,303	Orient-Express Hotels, Ltd.	80,669
56,000	Shangri-La Asia, Ltd.	160,762

		284,481

	Brazil – 1.7%
3,958	Empresa Brasileira de Aeronautica SA, ADR	172,490

	Canada – 0.5%
1,258	Harry Winston Diamond Corp.	46,565

	Denmark – 0.2%
240	Bang & Olufsen A/S	23,810

	France – 26.6%
3,916	Christian Dior SA	513,707
219	Dassault Aviation SA	208,948
2,303	Hermes International	298,122
4,483	LVMH Moet Hennessy Louis Vuitton SA	545,776
2,316	Pernod-Ricard SA	514,520
2,767	PPR	467,199
981	Remy Cointreau SA	71,595
268	Rodriguez Group (a)	8,890

		2,628,757

	Germany – 10.5%
7,735	Bayerische Motoren Werke AG	473,454
5,536	DaimlerChrysler AG	565,164

		1,038,618

	Italy – 5.0%
6,455	Bulgari SpA	95,602
6,960	Ducati Motor Holding SpA (a)	17,838
9,955	Luxottica Group SpA	333,163
656	Tod’s SpA	47,943

		494,546

	Japan – 2.8%
9,000	Shiseido Co., Ltd.	215,416
8,000	TOTO, Ltd.	63,827

		279,243

	Singapore – 0.2%
17,000	Banyan Tree Holdings, Ltd.	20,211

	Switzerland – 20.1%
8,152	Compagnie Financiere Richemont SA	561,012
6,704	Credit Suisse Group	404,657
4,811	Julius Baer Holding AG	407,788
683	Swatch Group AG	191,764
8,374	UBS AG	424,244

		1,989,465

	United Kingdom – 1.1%
9,430	Burberry Group PLC	111,490

	United States – 24.1%
8,039	Coach, Inc. (a)	298,568
2,329	Goldman Sachs Group, Inc. (The)	527,844
5,263	Nordstrom, Inc.	176,521
4,743	Northern Trust Corp.	384,136
2,226	Polo Ralph Lauren Corp.	153,549
3,091	Saks, Inc. (a)	63,675
1,427	Sotheby’s	53,441
4,291	Starwood Hotels & Resorts Worldwide, Inc.	230,341
2,946	Tiffany & Co.	136,783
1,466	Wilmington Trust Corp.	52,365
2,369	Wynn Resorts, Ltd. (a)	300,721

		2,377,944

	Total Common Stocks – 95.7%
	(Cost $9,764,801)	9,467,620

	Preferred Stock – 4.2%
	Germany – 4.2%
188	Porsche AG
	(Cost $389,515)	414,430

	Total Investments – 99.9%
	(Cost - $10,154,316)	9,882,050
	Other Assets in excess of Liabilities – 0.1%	5,961

	Net Assets – 100.0%	$9,888,011

ADR – American Depositary Receipt

AG – Corporation

PLC – Public Limited Company

SA – Corporation

SpA – Joint Stock Company

(a) Non-income producing security.

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 27

Claymore Exchange-Traded Fund Trust 2 | Portfolio of Investments (unaudited) continued

ENY | Claymore/SWM Canadian Energy Income Index ETF

Number of Shares	Description	Value
	Common Stocks – 59.5.%
	Canada – 59.5%
20,258	Canadian Natural Resources Ltd.	$1,315,676
406,838	Connacher Oil and Gas Ltd. (a)	1,387,873
20,287	EnCana Corp.	1,317,153
26,765	Husky Energy, Inc.	1,062,192
42,165	Imperial Oil Ltd.	2,031,057
30,177	Nexen, Inc.	857,068
93,828	OPTI Canada, Inc. (a)	1,670,807
39,663	Petrobank Energy & Resources Ltd. (a)	1,997,831
13,375	Petro-Canada	646,271
26,780	Suncor Energy, Inc.	2,561,460
165,317	Synenco Energy, Inc. – Class A (a)	1,232,105
303,755	UTS Energy Corp. (a)	1,619,662

	Total Common Stocks
	(Cost $18,389,432)	17,699,155

	Income Trusts – 39.4%
	Canada – 39.4%
29,020	ARC Energy Trust	552,181
43,827	Advantage Energy Income Fund	464,314
21,718	Baytex Energy Trust	408,245
17,858	Bonavista Energy Trust	470,568
65,054	Canadian Oil Sands Trust	2,358,500
40,877	Canetic Resources Trust	554,105
19,752	Crescent Point Energy Trust	468,310
32,433	Enerplus Resources Fund	1,327,041
32,736	Focus Energy Trust	527,915
31,551	Harvest Energy Trust	675,462
36,597	NAL Oil & Gas Trust	428,356
31,927	Pengrowth Energy Trust	578,429
52,864	Penn West Energy Trust	1,403,572
21,168	Peyto Energy Trust	355,129
32,736	Progress Energy Trust	355,328
42,439	Provident Energy Trust	450,033
51,606	Trilogy Energy Trust	348,480

	Total Income Trusts
	(Cost $12,411,079)	11,725,968

	Royalty Trusts – 1.1%
	Canada – 1.1%
21,573	Freehold Royalty Trust
	(Cost $305,485)	328,041

	Total Investments –100.0%
	(Cost $31,105,996)	29,753,164
	Liabilities in excess of Other Assets – 0.0%	(1,752)

	Net Assets – 100.0%	$29,751,412

(a)	Non-income producing security.

See notes to financial statements.

28 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2 | Portfolio of Investments (unaudited) continued

CRO | Claymore/Zacks Country Rotation ETF

Number of Shares	Description	Value
	Common Stocks – 100.1%
	Australia – 12.8%
3,810	AMP Ltd.	$34,167
1,676	Australia & New Zealand Banking Group Ltd.	41,740
1,332	BHP Billiton Ltd.	50,631
3,190	Brambles Ltd.	34,870
892	Commonwealth Bank of Australia	47,057
1,002	CSL Ltd.	30,901
446	Macquarie Bank Ltd.	31,674
1,195	National Australia Bank Ltd.	40,478
1,265	QBE Insurance Group Ltd.	36,270
387	Rio Tinto Ltd.	49,693
1,920	SunCorp – Metway Ltd.	31,720
6,247	Telstra Corp. Ltd.	25,801
913	Wesfarmers Ltd.	35,068
2,420	Westfield Group	43,747
1,869	Westpac Banking Corp.	46,828
846	Woodside Petroleum Ltd.	36,280
1,754	Woolworths Ltd.	52,509

		669,434

	Austria – 4.4%
516	Erste Bank der Oesterreichischen Sparkassen AG	37,605
2,298	IMMOFINANZ AG	24,152
618	OMV AG	44,041
205	Raiffeisen International Bank Holding AG	33,446
1,653	Telekom Austria AG	48,527
385	Voestalpine AG	28,262
255	Wienerberger AG	14,463

		230,496

	Belgium – 5.1%
557	Belgacom SA	29,123
88	Cofinimmo SA – REIT	16,879
249	Delhaize Group	21,747
1,043	Dexia SA	28,522
1,174	Fortis	31,553
198	Groupe Bruxelles Lambert SA	25,268
310	InBev NV	27,243
302	KBC Groep NV	42,113
156	Solvay SA	23,194
432	UCB SA	20,596

		266,238

	Bermuda – 1.8%
3,200	Esprit Holdings Ltd.	48,008
623	Invesco Ltd.	8,038
10,000	Li & Fung Ltd.	39,818

		95,864

	Cayman Islands – 0.6%
12,000	Foxconn International Holdings Ltd. (a)	29,840

	Channel Islands – 0.1%
651	Experian Group Ltd.	5,689

	China – 12.0%
6,000	Bank of East Asia Ltd.	36,491
13,500	BOC Hong Kong Holdings Ltd.	35,287
4,000	Cheung Kong Holdings Ltd.	75,166
6,000	CLP Holdings Ltd.	40,653
9,000	Hang Lung Properties Ltd.	40,807
3,000	Hang Seng Bank Ltd.	57,145
15,000	Hong Kong & China Gas Co.	44,314
2,500	Hong Kong Exchanges and Clearing Ltd.	75,911
6,500	HongKong Electric Holdings	33,939
4,000	Hutchison Whampoa Ltd.	47,371
4,000	Sun Hung Kai Properties Ltd.	82,822
4,000	Swire Pacific Ltd. – Class A	53,844

		623,750

	Italy – 6.0%
401	Assicurazioni Generali SpA	18,453
245	Atlantia SpA	9,339
1,207	Banca Monte dei Paschi di Siena SpA	6,777
533	Banca Popolare di Milano Scarl	7,749
278	Banco Popolare Scarl (a)	6,272
1,537	Enel SpA	18,477
894	ENI SpA	31,980
536	Fiat SpA	14,768
269	Finmeccanica SpA	8,055
168	Fondiaria-Sai SpA	7,386
3,294	Intesa Sanpaolo SpA	26,351
1,173	Intesa Sanpaolo SpA – RNC	8,867
267	Italcementi SpA	5,550
217	Luxottica Group SpA	7,262
796	Mediaset SpA	7,799
722	Mediobanca SpA	16,310
2,026	Parmalat SpA	7,836

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 29

Claymore Exchange-Traded Fund Trust 2 | Portfolio of Investments (unaudited) continued

CRO | Claymore/Zacks Country Rotation ETF (continued)

Number of Shares	Description	Value
	Italy (conitinued)
8,934	Telecom Italia SpA	$28,490
3,642	Telecom Italia SpA – RNC	9,125
4,710	Terna Rete Elettrica Nazionale SpA	18,494
3,650	UniCredito Italiano SpA	31,208
630	Unione di Banche Italiane SCPA	18,014

		314,562

	Singapore – 7.7%
8,000	CapitaL and Ltd.	38,707
4,000	City Developments Ltd.	39,813
3,000	DBS Group Holdings Ltd.	41,680
5,000	Keppel Corp. Ltd.	46,311
7,000	Oversea-Chinese Banking Corp.	41,127
3,733	Singapore Airlines Ltd.	46,187
6,000	Singapore Exchange Ltd.	58,476
18,000	Singapore Telecommunications Ltd.	48,274
3,000	United Overseas Bank Ltd.	41,058

		401,633

	Spain – 9.3%
553	Abertis Infraestructuras SA	18,572
60	Acciona SA	20,433
387	ACS Actividades de Construcciony Servicios SA	24,977
375	Altadis SA	27,313
1,660	Banco Bilbao Vizcaya Argentaria SA	41,447
1,316	Banco Popular Espanol SA	23,373
2,201	Banco Santander SA	47,298
2,515	Bankinter SA	53,049
431	Gamesa Corp. Tecnologica SA	19,625
406	Gas Natural SDG SA	25,072
2,388	Iberdrola SA	39,504
415	Inditex SA	29,008
804	Repsol YPF SA	29,716
1,846	Telefonica SA	62,078
303	Union Fenosa SA	21,037

		482,502

	Sweden – 7.0%
1,400	Atlas Copco AB – A Shares	20,600
550	Hennes & Mauritz AB – B Shares	34,351
2,600	Nordea Bank AB	43,629
1,600	Sandvik AB	28,990
900	Scania AB – B Shares	22,541
700	Skandinaviska Enskilda Banken AB – A Shares	19,559
1,000	Skanska AB – B Shares	19,449
1,200	SKF AB – B Shares	21,179
1,400	Svenska Cellulosa AB – B Shares	24,983
800	Svenska Handelsbanken AB – A Shares	25,421
9,000	Telefonaktiebolaget LM Ericsson – B Shares	21,977
4,000	TeliaSonera AB	38,194
1,100	Volvo AB – A Shares	18,682
1,600	Volvo AB – B Shares	27,299

		366,854

	Switzerland – 8.0%
1,050	ABB Ltd.	30,857
105	Adecco SA	5,868
411	Compagnie Financiere Richemont SA – Class A	28,285
343	Credit Suisse Group	20,704
18	Givaudan SA	17,330
150	Holcim Ltd.	16,182
115	Julius Baer Holding AG	9,748
108	Nestle SA	51,941
50	Nobel Biocare Holding AG – BR Shares	14,260
593	Novartis AG	33,798
149	PSP Swiss Property AG	7,654
185	Roche Holding AG	35,311
6	SGS SA	7,477
91	Sonova Holding AG	9,753
29	Swatch Group AG – BR Shares	8,142
145	Swatch Group AG	7,950
272	Swiss Reinsurance	20,224
49	Swisscom AG	18,662
84	Syngenta AG	20,720
546	UBS AG	27,662
80	Zurich Financial Services AG	23,329

		415,857

See notes to financial statements.

30 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2 | Portfolio of Investments (unaudited) continued

CRO | Claymore/Zacks Country Rotation ETF (continued)

Number of Shares	Description	Value
	United Kingdom – 25.0%
299	3i Group PLC	$6,689
520	Anglo American PLC	35,134
614	AstraZeneca PLC	29,163
1,609	Aviva PLC	22,563
1,992	BAE Systems PLC	18,841
2,311	Barclays PLC	26,752
1,498	BG Group PLC	31,356
1,152	BHP Billiton PLC	38,065
3,398	BP PLC	41,222
728	British American Tobacco PLC	28,246
775	British Energy Group PLC	8,334
602	British Land Co. PLC – REIT	11,375
1,282	British Sky Broadcasting Group PLC	16,475
3,669	BT Group PLC	21,632
2,091	Cable & Wireless PLC	8,100
1,229	Cadbury Schweppes PLC	15,743
545	Capita Group PLC	8,315
174	Carnival PLC	7,592
2,139	Centrica PLC	16,009
2,324	Compass Group PLC	15,231
1,183	Diageo PLC	26,586
588	Enterprise Inns PLC	6,432
1,584	GlaxoSmithKline PLC	41,949
288	Hammerson PLC – REIT	6,147
1,633	HBOS PLC	26,794
883	Home Retail Group PLC	6,300
2,266	HSBC Holdings PLC	38,672
1,326	Imperial Chemical Industries PLC	18,158
546	Imperial Tobacco Group PLC	28,235
952	International Power PLC	9,141
3,597	ITV PLC	6,331
1,421	J Sainsbury PLC	12,856
1,825	Kingfisher PLC	5,715
466	Land Securities Group PLC – REIT	14,430
5,488	Legal & General Group PLC	14,636
2,233	Lloyds TSB Group PLC	22,727
1,033	Man Group PLC	11,804
1,180	Man Group PLC – B Shares	1,642
1,294	Marks & Spencer Group PLC	15,525
1,677	National Grid PLC	28,327
207	Next PLC	7,406
4,874	Old Mutual PLC	16,897
990	Pearson PLC	15,206
1,698	Prudential PLC	23,706
452	Reckitt Benckiser PLC	26,859
1,296	Reed Elsevier PLC	16,308
652	Resolution PLC	9,492
1,333	Reuters Group PLC	16,335
419	Rio Tinto PLC	48,590
1,481	Rolls-Royce Group PLC	16,094
59,832	Rolls-Royce Group PLC – B Share (a)	123
2,742	Royal & Sun Alliance Insurance Group	8,372
2,597	Royal Bank of Scotland Group PLC	24,510
995	Royal Dutch Shell PLC – A Shares	40,222
774	Royal Dutch Shell PLC – B Shares	31,065
642	SABMiller PLC	18,269
651	Scottish & Newcastle PLC	9,992
559	Scottish & Southern Energy PLC	18,275
655	Smith & Nephew PLC	7,832
347	Smiths Group PLC	7,620
2,481	Standard Life PLC	13,391
3,971	Tesco PLC	39,110
766	Unilever PLC	28,098
569	United Utilities PLC	8,775
12,432	Vodafone Group PLC	46,574
678	Wolseley PLC	9,682
1,102	WPP Group PLC	13,912
398	Xstrata PLC	27,979

		1,299,938

	United States – 0.3%
138	Synthes Inc	17,295

	Total Common Stocks – 100.1% (Cost – $5,061,872)	5,219,952

	Preferred Stocks – 0.2%
	Italy –0.2%
2,362	Unipol Gruppo Finanziario SpA
	Total Preferred Stocks (Cost – $8,208)	8,416

	Total Investments – 100.3% (Cost $5,070,080)	5,228,368
	Liabilities in excess of Other Assets – (0.3%)	(14,725)

	Net Assets – 100.0%	$5,213,643

REIT – Real Estate Investment Trust

RNC – Riparmio Non-Convertible

(a) Non-income producing security.

See notes to financial statement

SemiAnnual Report | November 30, 2007 | 31

Claymore Exchange-Traded Fund Trust 2 | Portfolio of Investments (unaudited) continued

HGI | Claymore/Zacks International Yield Hog Index ETF

Number of Shares	Description	Value
	Common Stocks – 79.3%
	Australia – 7.1%
14,730	Amcor Ltd.	$89,236
465,885	Atlas South Sea Pearl Ltd.	160,691
3,699	Australia & New Zealand Banking Group Ltd.	92,123
2,615	National Australia Bank Ltd.	88,577
35,711	Telstra Corp. Ltd.	147,492
4,056	Westpac Banking Corp.	101,623

		679,742

	Austria – 1.0%
3,301	Telekom Austria AG	96,907

	Belgium – 1.0%
3,647	Fortis	97,964

	Bermuda – 1.5%
2,000	Jardine Strategic Holdings Ltd.	32,000
404,000	SCMP Group Ltd.	115,200

		147,200

	Brazil – 1.4%
709	CPFL Energia SA – ADR	42,263
3,956	Telecomunicacoes Brasileiras SA – ADR	90,909

		133,172

	Canada – 0.2%
203	EnCana Corp.	13,180
483	Talisman Energy, Inc.	8,528

		21,708

	Chile – 5.0%
1,752	Banco de Chile – ADR	88,476
1,008	Banco Santander Chile SA – ADR	48,485
3,540	Cia Cervecerias Unidas SA – ADR	126,201
2,204	CorpBanca SA – ADR	76,457
2,899	Distribucion y Servicio D&S SA – ADR	96,218
2,704	Lan Airlines SA – ADR	39,884

		475,721

	China – 2.0%
515	China Telecom Corp. Ltd. – ADR	41,591
845	Huaneng Power International, Inc. – ADR	36,251
586	PetroChina Co. Ltd. – ADR	112,360

		190,202

	Denmark – 0.3%
200	Novo Nordisk A/S – Class B	25,471

	Finland – 1.1%
1,125	Nokia OYJ	45,032
3,939	Stora Enso OYJ – R Shares	65,104

		110,136

	France – 6.3%
1,782	AXA SA	73,057
660	BNP Paribas	74,741
3,586	France Telecom SA	136,593
125	L’Oreal SA	17,418
725	Publicis Groupe	26,445
713	Sanofi-Aventis SA	68,038
3,553	SCOR SE	92,623
588	Sodexho Alliance SA	37,294
923	Total SA	74,827

		601,036

	Germany – 7.9%
226	Allianz SE	46,774
481	BASF AG	66,904
486	Bayer Schering Pharma AG	74,904
1,180	Commerzbank AG	46,939
696	Deutsche Bank AG	91,732
2,247	Deutsche Lufthansa AG	60,853
5,632	Deutsche Telekom AG	124,831
538	Fresenius Medical Care AG & Co. KGaA	30,182
773	Pfeiffer Vacuum Technology AG	64,005
765	RWE AG	104,857
436	SAP AG	22,361
77	Volkswagen AG	18,518

		752,860

	Hong Kong – 1.9%
2,500	China Mobile Ltd.	45,084
151	China Netcom Group Corp. Hong Kong Ltd. – ADR	9,675
19,000	HongKong Electric Holdings	99,205
30,000	Lenovo Group Ltd.	26,627

		180,591

	India – 0.6%
3,111	Tata Motors Ltd. – ADR	58,082

	Indonesia – 0.4%
883	Telekomunikasi Indonesia Tbk PT – ADR	38,260

	Ireland – 1.5%
3,021	Allied Irish Banks PLC	67,846
4,915	Bank of Ireland	78,638

		146,484

See notes to financial statement

32 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2 | Portfolio of Investments (unaudited) continued

HGI | Claymore/Zacks International Yield Hog Index ETF (continued)

Number of Shares	Description	Value
	Israel – 0.1%
919	Blue Square-Israel Ltd. – ADR	$11,570

	Italy – 4.3%
4,175	Benetton Group SpA	77,277
12,305	Enel SpA	147,927
959	Luxottica Group SpA	32,095
47,746	Telecom Italia SpA	152,257

		409,556

	Japan – 4.5%
1,000	Bridgestone Corp.	19,067
200	FUJIFILM Holdings Corp.	8,835
2,000	Fujitsu Ltd.	14,009
3,000	Hitachi Ltd.	21,041
1,400	Honda Motor Co. Ltd.	47,456
4,000	Kubota Corp.	29,570
300	Kyocera Corp.	26,910
2,000	Matsushita Electric Industrial Co. Ltd.	40,298
2,100	Mitsubishi UFJ Financial Group, Inc.	20,617
6,000	NEC Corp.	28,073
200	Nidec Corp.	15,001
100	Nintendo Co. Ltd.	60,852
29	NTT DoCoMo, Inc.	45,752
2,000	Shiseido Co. Ltd.	47,870

		425,351

	Luxembourg – 0.6%
443	ArcelorMittal	32,818
359	Quilmes Industrial SA – ADR	24,412

		57,230

	Mexico – 5.3%
3,765	America Movil SAB de CV – ADR	232,150
9,034	Gruma SAB de CV – ADR	114,551
2,133	Grupo Casa Saba SA de CV – ADR	81,587
1,541	Industrias Bachoco SAB de CV – ADR	46,215
3,500	Kimberly-Clark de Mexico SAB de CV – Class A	14,304
412	Telefonos de Mexico SAB de CV – ADR	15,355

		504,162

	Netherlands – 4.0%
5,002	Aegon NV	89,648
2,314	ING Groep NV	90,112
9,087	James Hardie Industries NV	50,630
2,028	STMicroelectronics NV	31,078
461	TNT NV	18,940
2,813	Unilever NV	99,717

		380,125

	Norway – 0.2%
1,250	Norsk Hydro ASA	17,246
	South Africa – 1.2%
4,189	Sappi Ltd. – ADR	57,012
711	Sasol Ltd. – ADR	35,934
309	Telkom SA Ltd. – ADR	26,571

		119,517

	Spain – 0.5%
1,253	Repsol YPF SA	46,311

	Sweden – 1.1%
2,400	Atlas Copco AB – A Shares	35,314
3,200	SKF AB – A Shares	56,477
900	Volvo AB – B Shares	15,356

		107,147

	Switzerland – 0.3%
162	Roche Holding AG	30,921

	Turkey – 0.5%
1,682	Turkcell Iletisim Hizmet AS – ADR	45,986

	Taiwan – 0.7%
3,181	Siliconware Precision Industries Co. – ADR	30,442
3,456	Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	34,284

		64,726

	United States – 0.2%
430	News Corp. – Class B	9,322
323	Virgin Media, Inc.	6,137

		15,459

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 33

Claymore Exchange-Traded Fund Trust 2 | Portfolio of Investments (unaudited) continued

HGI | Claymore/Zacks International Yield Hog Index ETF (continued)

Number of Shares	Description	Value
	United Kingdom – 16.6%
763	Anglo American PLC	$51,552
6,165	Anglo American PLC – ADR	207,699
1,468	AstraZeneca PLC	69,726
6,794	BP PLC	82,420
10,961	BT Group PLC	64,626
1,287	Carnival PLC	56,154
35,738	DSG International PLC	82,741
2,878	GlaxoSmithKline PLC	76,219
5,506	HBOS PLC	90,343
5,314	HSBC Holdings PLC	90,689
24,309	Kingfisher PLC	76,124
9,681	Ladbrokes PLC	61,309
5,261	Pearson PLC	80,806
500	Rio Tinto PLC	57,983
1,864	Royal Dutch Shell PLC – A Shares	75,433
219	Shire PLC	5,237
38,992	Signet Group PLC	50,108
1,629	Smith & Nephew PLC	19,477
6,821	Tate & Lyle PLC	63,113
24,667	Tomkins PLC	99,409
2,678	Unilever PLC	98,234
2,212	WPP Group PLC	27,926

		1,587,328

	Total Common Stock – 79.3% (Cost $7,658,660)	7,578,171

	Closed End Funds – 9.2%
	United States – 9.2%
4,243	AllianceBernstein Global High Income Fund, Inc.	55,753
2,805	BlackRock Preferred Income Strategies Fund, Inc.	44,880
3,620	Clough Global Equity Fund	74,029
11,418	DWS High Income Trust	56,062
6,261	DWS Multi-Market Income Trust	53,344
1,774	Eaton Vance Tax-Advantaged Global Dividend Income Fund	47,472
3,607	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	60,814
3,571	Eaton Vance Tax-Managed Global Buy Write Opportunities Fund	62,885
2,873	Evergreen International Balanced Income Fund	56,943
3,957	Global High Income Fund, Inc.	55,240
1,041	India Fund, Inc.	63,449
3,338	ING Global Equity Dividend & Premium Opportunity Fund	59,583
6,916	MFS Multimarket Income Trust	40,597
5,588	Nuveen Global Government Enhanced Income Fund	94,996
2,707	Western Asset Emerging Markets Debt Fund, Inc.	48,049

	Total Closed End Funds (Cost $922,316)	874,096

	Income Trusts – 8.1%
	Canada – 7.6%
11,542	Advantage Energy Income Fund	121,076
9,846	Canetic Resources Trust	134,989
2,471	Enerplus Resources Fund	100,990
4,121	Penn West Energy Trust	109,536
6,118	PrimeWest Energy Trust	163,718
9,119	Provident Energy Trust	96,661

		726,970

	Mexico – 0.5%
1,342	Fomento Economico Mexicano SAB de CV – ADR	43,481

	Total Income Trusts (Cost $846,861)	770,451

	Royalty Trusts – 2.2%
	United States – 2.2%
1,408	BP Prudhoe Bay Royalty Trust	102,925
3,165	San Juan Basin Royalty Trust	109,256

	Total Royalty Trusts (Cost $210,488)	212,181

	Preferred Stocks – 0.9%
	Colombia – 0.6%
1,513	BanColombia SA – ADR	55,981

	Germany – 0.3%
557	Henkel KGaA	30,872

	Total Preferred Stocks (Cost $79,671)	86,853

	Total Investments – 99.7% (Cost $9,717,996)	9,521,752
	Other Assets in excess of Liabilities – 0.3%	31,950

	Net Assets – 100%	$9,553,702

A/S	– Limited Liability Stock Company

AB	– Stock Company

ADR	– American Depositary Receipt

AG	– Stock Corporation

ASA	– Stock Company

Ltd	– Limited

KGaA	– Limited Partnership

NV	– Publicly-Traded Company

OYJ	– Publicly-Traded Company

PLC	– Public Limited Company

PT	– Limited Liability Company

SA	– Corporation

SpA	– Limited Share Company

See notes to financial statements.

34 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2

Statement of Assets and Liabilities | November 30, 2007 (unaudited)

	Claymore/ Clear Global Exchanges, Brokers & Asset Managers Index ETF	Claymore/ Clear Global Timber Index ETF	Claymore/ Clear Global Vaccine Index ETF	Claymore/ Robb Report Global Luxury Index ETF	Claymore/ SMW Canadian Energy Income Index ETF	Claymore/ Zacks Country Rotation ETF	Claymore/ Zacks International Yield Hog Index ETF
Assets
Investments in securities, at value	$21,503,568	$9,799,407	$4,969,382	$9,882,050	$29,753,164	$5,228,368	$9,521,752
Foreign currency, at value	—	—	462	15,347	14,617	4,298	499
Cash	16,585	3,798	1,999	—	18,170	—	36,931
Receivables:
Dividends	5,771	13,605	11,857	17,809	90,562	10,358	23,843
Investments sold	4,007	—	—	—	1,499,534	—	—
Due from Adviser	46,492	7,353	51,444	69,257	—	43,810	41,414
Other assets	27,924	—	27,925	33,014	29,118	30,502	31,645

Total assets	21,604,347	9,824,163	5,063,069	10,017,477	31,405,165	5,317,336	9,656,084

Liabilities
Custodian bank	12,669	—	—	6,857	—	11,012	—
Payables:
Investments purchased	19,657	—	—	421	1,543,572	—	—
Administration fee payable	906	159	588	661	3,031	539	1,036
Offering costs payable	40,670	1,444	40,670	39,395	40,729	40,395	40,395
Accrued advisory fees	—	—	—	—	797	—	—
Accrued expenses	62,858	11,237	60,001	82,132	65,624	51,747	60,951

Total liabilities	136,760	12,840	101,259	129,466	1,653,753	103,693	102,382

Net Assets	$21,467,587	$9,811,323	$4,961,810	$9,888,011	$29,751,412	$5,213,643	$9,553,702

Composition of Net Assets
Paid-in capital	$21,599,694	$10,160,292	$4,981,330	$10,158,049	30,156,551	$5,031,780	$10,056,196
Undistributed net investment income (loss)	18,127	11,892	(1,697)	3,753	410,148	23,197	133,751
Net realized gain (loss) on investments and currency transactions	2,754	(374)	(7,161)	(1,696)	538,409	517	(439,729)
Net unrealized appreciation (depreciation) on investments and currency translation	(152,988)	(360,487)	(10,662)	(272,095)	(1,353,696)	158,149	(196,516)

Net Assets	$21,467,587	$9,811,323	$4,961,810	$9,888,011	$29,751,412	$5,213,643	$9,553,702

Shares outstanding ($0.01 par value with unlimited amount authorized)	800,000	400,000	200,000	400,000	1,200,000	200,000	400,000
Net Asset Value	$26.83	$24.53	$24.81	$24.72	$24.79	$26.07	$23.88

Investments in securities, at cost	$21,656,552	$10,159,918	$4,980,128	$10,154,316	31,105,996	$5,070,080	$9,717,996

Foreign currency, at cost	$—	$—	$449	$15,202	14,617	$4,303	$497

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 35

Claymore Exchange-Traded Fund Trust 2

Statement of Operations | For the period ended November 30, 2007 (unaudited)

	Claymore/ Clear Global Exchanges, Brokers & Asset Managers Index ETF*	Claymore/ Clear Global Timber Index ETF*****	Claymore/ Clear Global Vaccine Index ETF*	Claymore/ Robb Report Global Luxury Index ETF****	Claymore/ SMW Canadian Energy Income Index ETF**	Claymore/ Zacks Country Rotation ETF***	Claymore/ Zacks International Yield Hog Index ETF***
Investment Income
Dividend income	$59,028	$17,379	$29,345	$35,847	$590,658	$52,879	$184,874
Interest	124	—	—	—	—	—	32
Securities lending income	—	—	—	—	325	—	—
Other Income	9	—	—	—	225	7	63
Foreign taxes withheld	(1,936)	—	(171)	(1,501)	(88,599)	(1,375)	(10,384)

Total investment income	57,225	17,379	29,174	34,346	502,609	51,511	174,585

Expenses
Advisory fee	16,479	2,888	10,684	12,016	55,111	9,801	18,827
Administration fee	906	159	588	661	3,031	539	1,036
Custodian fee	21,067	4,477	21,216	16,787	20,326	19,709	19,372
Licensing	3,296	578	2,136	33,679	11,022	1,960	3,766
Listing fee and expenses	475	264	531	618	441	273	473
Miscellaneous	6,594	1,408	8,436	4,691	8,404	6,446	8,540
Offering costs	21,076	1,444	21,076	16,646	20,270	19,196	19,196
Printing expenses	6,989	1,078	6,129	5,890	7,225	6,453	6,065
Professional fees	23,077	3,234	20,688	19,378	19,301	15,237	22,215
Registration & filings	165	22	80	124	293	151	143
Trustees’ fees and expenses	1,945	176	1,435	1,376	1,351	2,160	1,442

Total expenses	102,069	15,728	92,999	111,866	146,775	81,925	101,075
Advisory fees waived	(16,479)	(2,888)	(10,684)	(12,016)	(54,314)	(9,801)	(18,827)
Other expenses waived or reimbursed	(46,492)	(7,353)	(51,444)	(69,257)	—	(43,810)	(41,414)

Net Expenses	39,098	5,487	30,871	30,593	92,461	28,314	40,834

Net Investment Income (Loss)	18,127	11,892	(1,697)	3,753	410,148	23,197	133,751

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	4,028	—	(7,180)	(1,628)	538,424	1,178	(434,583)
Foreign currency transactions	(1,274)	(374)	19	(68)	(15)	(661)	(5,146)

Net realized gain (loss)	2,754	(374)	(7,161)	(1,696)	538,409	517	(439,729)

Net unrealized appreciation (depreciation) on
Investments	(152,984)	(360,511)	(10,746)	(272,266)	(1,352,832)	158,288	(196,244)
Foreign currency translation	(4)	24	84	171	(864)	(139)	(272)

Net unrealized appreciation (depreciation)	(152,988)	(360,487)	(10,662)	(272,095)	(1,353,696)	158,149	(196,516)

Net realized and unrealized gain (loss)	(150,234)	(360,861)	(17,823)	(273,791)	(815,287)	158,666	(636,245)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$(132,107)	$(348,969)	$(19,520)	$(270,038)	$(405,139)	$181,863	$(502,494)

*	Commencement of investment operations - June 27, 2007

**	Commencement of investment operations - July 3, 2007

***	Commencement of investment operations - July 11, 2007

****	Commencement of investment operations - July 30, 2007

*****	Commencement of investment operations - November 9, 2007

See notes to financial statements.

36 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2

Statement of Changes in Net Assets | For the period ended November 30, 2007 (unaudited)

	Claymore/ Clear Global Exchanges, Brokers & Asset Managers Index ETF*	Claymore/ Clear Global Timber Index ETF*****	Claymore/ Clear Global Vaccine Index ETF*	Claymore/ Robb Report Global Luxury Index ETF****	Claymore/ SMW Canadian Energy Income Index ETF**	Claymore/ Zacks Country Rotation ETF***	Claymore/ Zacks International Yield Hog Index ETF***
Increase in Net Assets Resulting from Operations
Net investment income (loss)	$18,127	$11,892	$(1,697)	$3,753	$410,148	$23,197	$133,751
Net realized gain (loss)	2,754	(374)	(7,161)	(1,696)	538,409	517	(439,729)
Net unrealized appreciation (depreciation)	(152,988)	(360,487)	(10,662)	(272,095)	(1,353,696)	158,149	(196,516)

Net increase (decrease) in net assets resulting from operations	(132,107)	(348,969)	(19,520)	(270,038)	(405,139)	181,863	(502,494)

Capital Share Transactions
Proceeds from sale of shares	21,599,694	10,160,292	4,981,330	10,158,049	30,156,551	5,031,780	10,056,196

Net increase from capital share transactions	21,599,694	10,160,292	4,981,330	10,158,049	30,156,551	5,031,780	10,056,196

Total increase (decrease) in net assets	21,467,587	9,811,323	4,961,810	9,888,011	29,751,412	5,213,643	9,553,702
Net Assets
Beginning of period	—	—	—	—	—	—	—

End of period	$21,467,587	$9,811,323	$4,961,810	$9,888,011	$29,751,412	$5,213,643	$9,553,702

Undistributed net investment income (loss) at end of period	$18,127	$11,892	$(1,697)	$3,753	$410,148	$23,197	$133,751

Changes in Shares Outstanding
Shares sold	800,000	400,000	200,000	400,000	1,200,000	200,000	400,000
Shares redeemed	—	—	—	—	—	—	—
Shares outstanding, beginning of period	—	—	—	—	—	—	—

Shares outstanding, end of period	800,000	400,000	200,000	400,000	1,200,000	200,000	400,000

*	Commencement of investment operations – June 27, 2007

**	Commencement of investment operations – July 3, 2007

***	Commencement of investment operations – July 11, 2007

****	Commencement of investment operations – July 30, 2007

*****	Commencement of investment operations – November 9, 2007

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 37

Claymore Exchange-Traded Fund Trust 2

Financial Highlights |

EXB | Claymore/Clear Global Exchanges, Brokers & Asset Managers Index

Per share operating performance for a share outstanding throughout the period	For the Period June 27, 2007** through November 30, 2007 (unaudited)
Net asset value, beginning of period	$24.56

Income from investment operations
Net investment income (loss) (a)	0.06
Net realized and unrealized gain (loss) on investments	2.21

Total from investment operations	2.27

Net asset value, end of period	$26.83

Market value, end of period	$26.87

Total return*(b)
Net asset value	9.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$21,468
Ratio of net expenses to average net assets*	1.19%(c)
Ratio of net investment income (loss) to average net assets*	0.55%(c)
Portfolio turnover rate	5%(d)
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	3.10%(c)
Ratio of net investment income (loss) to average net assets	-1.36%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV.

Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

38 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2 | Financial Highlights continued

CUT | Claymore/Clear Global Timber Index ETF

Per share operating performance for a share outstanding throughout the period	For the Period November 9, 2007** through November 30, 2007 (unaudited)
Net asset value, beginning of period	$24.91

Income from investment operations
Net investment income (loss)(a)	0.03
Net realized and unrealized gain (loss) on investments	(0.41)

Total from investment operations	(0.38)

Net asset value, end of period	$24.53

Market value, end of period	$24.80

Total return*(b)
Net asset value	-1.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$9,811
Ratio of net expenses to average net assets*	0.95	%(c)
Ratio of net investment income (loss) to average net assets*	2.06	%(c)
Portfolio turnover rate	0	%(d)
* If certain expenses had not been waived or reimbursed by the Adviser,total return would have been lower and the ratios would have been as follows:

Ratio of total expenses to average net assets	2.72	%(c)
Ratio of net investment income (loss) to average net assets	0.29	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 39

Claymore Exchange-Traded Fund Trust 2 | Financial Highlights continued

JNR | Claymore/Clear Global Vaccine Index ETF

Per share operating performance for a share outstanding throughout the period	June 27, 2007** through November 30, 2007 (unaudited)
Net asset value, beginning of period	$24.96

Income from investment operations
Net investment income (loss)(a)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.14)

Total from investment operations	(0.15)

Net asset value, end of period	$24.81

Market value, end of period	$24.97

Total return*(b)
Net asset value	-0.60%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,962
Ratio of net expenses to average net assets*	1.44	%(c)
Ratio of net investment income (loss) to average net assets*	-0.08	%(c)
Portfolio turnover rate	1	%(d)
* If certain expenses had not been waived or reimbursed by the Adviser,total return would have been lower and the ratios would have been as follows:

Ratio of total expenses to average net assets	4.35	%(c)
Ratio of net investment income (loss) to average net assets	-2.99	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

40 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2 | Financial Highlights continued

ROB | Claymore/Robb Report Global Luxury Index ETF

Per share operating performance for a share outstanding throughout the period	For the Period July 30, 2007** through November 30, 2007 (unaudited)
Net asset value, beginning of period	$23.80
Income from investment operations
Net investment income (loss)(a)	0.01
Net realized and unrealized gain (loss) on investments	0.91

Total from investment operations	0.92

Net asset value, end of period	$24.72

Market value, end of period	$24.78

Total return*(b)
Net asset value	3.87%
Ratios and supplemental data
Net assets, end of period (thousands)	$9,888
Ratio of net expenses to average net assets*	1.27	%(c)
Ratio of net investment income (loss) to average net assets*	0.16	%(c)
Portfolio turnover rate	2	%(d)
* If certain expenses had not been waived or reimbursed by the Adviser,total return would have been lower and the ratios would have been as follows:

Ratio of total expenses to average net assets	4.65	%(c)
Ratio of net investment income (loss) to average net assets	-3.22	%(c)

**	Commencement of investment operations and initial listing date on the New York Stock Exchange Arca.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 41

Claymore Exchange-Traded Fund Trust 2 | Financial Highlights continued

ENY | Claymore/SWM Canadian Energy Income Index ETF

Per share operating performance for a share outstanding throughout the period	For the Period July 3, 2007** through November 30, 2007 (unaudited)
Net asset value, beginning of period	$25.05

Income from investment operations
Net investment income (loss)(a)	0.39
Net realized and unrealized gain (loss)	(0.65)

Total from investment operations	(0.26)

Net asset value, end of period	$24.79

Market value, end of period	$24.78

Total return *(b)
Net asset value	-1.04%
Ratios and supplemental data
Net assets, end of period (thousands)	$29,751
Ratio of net expenses to average net assets*	0.84	%(c)
Ratio of net investment income (loss) to average net assets*	3.72	%(c)
Portfolio turnover rate	16	%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lowerand the ratios would have been as follows:

Ratio of total expenses to average net assets	1.33	%(c)
Ratio of net investment income (loss) to average net assets	3.23	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

42 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2 | Financial Highlights continued

CRO | Claymore/Zacks Country Rotation ETF

Per share operating performance for a share outstanding throughout the period	For the Period July 11, 2007** through November 30, 2007 (unaudited)
Net asset value, beginning of period	$25.08

Income from investment operations
Net investment income (loss(a)	0.12
Net realized and unrealized gain (loss) on investments	0.87

Total from investment operations	0.99

Net asset value, end of period	$26.07

Market value, end of period	$26.01

Total return*(b)
Net asset value	3.95%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,214
Ratio of net expenses to average net assets*	1.44	%(c)
Ratio of net investment income (loss) to average net assets*	1.19	%(c)
Portfolio turnover rate	7	%(d)
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lowerand the ratios would have been as follows:

Ratio of expenses to average net assets	4.18	%(c)
Ratio of net investment income (loss) to average net assets	-1.55	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 43

Claymore Exchange-Traded Fund Trust 2 | Financial Highlights continued

HGI | Claymore/Zacks International Yield Hog Index ETF

Per share operating performance for a share outstanding throughout the period	For the Period July 11, 2007** through November 30, 2007 (Unaudited)
Net asset value, beginning of period	$24.98

Income from investment operations
Net investment income (loss) (a)	0.33
Net realized and unrealized gain (loss) on investments	(1.43)

Total from investment operations	(1.10)

Distributions to Shareholders from
Net investment income	—

Net asset value, end of period	$23.88

Market value, end of period	$23.70

Total return*(b)
Net asset value	-4.40%
Ratios and supplemental data
Net assets, end of period (thousands)	$9,554
Ratio of net expenses to average net assets*	1.08	%(c)
Ratio of net investment income (loss) to average net assets*	3.55	%(c)
Portfolio turnover rate	53	%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	2.68	%(c)
Ratio of net investment income (loss) to average net assets	1.95	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

44 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2

Notes to Financial Statements | As of November 30, 2007 (unaudited)

Note 1 – Organization:

Claymore Exchange-Traded Fund Trust 2 (the “Trust”), which was organized as a Delaware business trust on June 8, 2006, is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). At the end of the period, the Trust consisted of ten portfolios. The following seven portfolios have a semi-annual reporting period ending on November 30, 2007:

Claymore/Clear Global Exchanges, Brokers &	“Clear Global Exchanges, Brokers &

Asset Managers Index ETF	Asset Managers”

Claymore/Clear Global Timber Index ETF	“Clear Global Timber”

Claymore/Clear Global Vaccine Index ETF	“Clear Global Vaccine”

Claymore/Robb Report Global Luxury Index ETF	“Robb Report Global Luxury”

Claymore/SWM Canadian Energy Income Index ETF	“SWM Canadian Energy Income”

Claymore/Zacks Country Rotation ETF	“Zacks Country Rotation”

Claymore/Zacks International Yield Hog Index ETF	“Zacks International Yield Hog”

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the American Stock Exchange except Robb Report Global Luxury Index which is listed and traded on the New York Stock Exchange Arca (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of the following market indices:

Fund	Index

Clear Global Exchanges, Brokers &	Clear Global Exchanges, Brokers &

Asset Managers	Asset Manager Index

Clear Global Timber	Clear Global Timber Index

Clear Global Vaccine	Clear Global Vaccine Index

Robb Report Global Luxury	Robb Report Global Luxury Index

SWM Canadian Energy Income	Sustainable Canadian Energy Income Index

Zacks Country Rotation	Zacks Country Rotation Index

Zacks International Yield Hog	Zacks International Yield Hog Index

Note 2 –Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Events occurring after the close of trading on non-United States exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are included as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are included in unrealized appreciation/(depreciation) on foreign currency translations.

(d) Distributions

The Funds intend to pay substantially all of their net investment income to Shareholders through annual distributions, except for Zacks International Yield Hog Index which will pay a quarterly distribution. In addition, the Funds intend to distribute any capital gains to Shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Offering Costs

Offering costs in the amount of $49,000 were incurred by each Fund, except for Clear Global Timber Index, and are being amortized over a one-year period. Offering costs for Clear Global Timber Index are being accrued at an annual rate of the lesser of actual costs incurred or 0.25% of average daily net assets over the first year of operations. Claymore Advisors, LLC has agreed to pay all organizational expenses of each Fund incurred prior to the commencement of investment operations.

SemiAnnual Report | November 30, 2007 | 45

Claymore Exchange-Traded Fund Trust 2 | Notes to Financial Statements (unaudited) continued

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and Claymore Advisors, LLC (the “Adviser”), the Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund pays the Adviser an advisory fee payable on a monthly basis at the annual rate of 0.50% of each Fund’s average daily net assets.

Under a separate Fund Administration agreement, Claymore Advisors, LLC provides Fund Administration services to the Funds. Claymore Advisors, LLC receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $ 200,000,000	0.0275%
Next $ 300,000,000	0.0200%
Next $ 500,000,000	0.0150%
Over $ 1,000,000,000	0.0100%

For the period ended November 30, 2007, each Fund recognized Fund Administration expenses and the Adviser subsequently waived Fund Administration expenses as follows:

	Fund Administration Expense	Fund Administration Expense Waived
Clear Global Exchanges, Brokers & Asset Managers	$906	$906
Clear Global Timber	$159	$159
Clear Global Vaccine	$588	$588
Robb Report Global Luxury	$661	$661
SWM Canadian Energy Income	$3,031	$0
Zacks Country Rotation	$539	$539
Zacks International Yield Hog	$1,036	$1,036

The Bank of New York (“BNY”) acts as the Funds’ custodian, accounting agent and transfer agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds.

The Funds’ Adviser has contractually agreed to waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following percentages of average net assets per year, at least until December 31, 2009.

Fund	Rate
Clear Global Exchanges, Brokers & Asset Managers	0.65%
Clear Global Timber	0.65%
Clear Global Vaccine	0.65%
Robb Report Global Luxury	0.70%
SWM Canadian Energy Income	0.65%
Zacks Country Rotation	0.65%
Zacks International Yield Hog	0.65%

The offering costs excluded from the expense cap are (a) legal fees pertaining to the Fund’s shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to the Fund’s commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the expense cap.

For the period ended November 30, 2007, the Adviser waived and assumed the following fees and expenses:

	Advisory Fees Waived	Expenses Assumed	Potentially Recoverable Expense
Clear Global Exchanges, Brokers &
Asset Managers	$16,479	$46,492	$62,971
Clear Global Timber	$2,888	$7,353	$10,241
Clear Global Vaccine	$10,684	$51,444	$62,128
Robb Report Global Luxury	$12,016	$69,257	$81,273
SWM Canadian Energy Income	$54,314	$0	$54,314
Zacks Country Rotation	$9,801	$43,810	$53,611
Zacks International Yield Hog	$18,827	$41,414	$60,241

Certain officers and/or trustees of the Trust are officers and/or directors of the Adviser. The Trust does not compensate its officers and /or trustees who are officers or directors of the Adviser.

Licensing Fee Agreements:

The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor

Clear Global Exchanges, Brokers & Asset Managers	Clear Indexes LLC

Clear Global Timber	Clear Indexes LLC

Clear Global Vaccine	Clear Indexes LLC

Robb Report Global Luxury	CurtCo Robb Media, LLC, Publisher of Robb Report Magazine

SWM Canadian Energy Income	Sustainable Wealth Management, Ltd.

Zacks Country Rotation	Zacks Investment Research, Inc.

Zacks International Yield Hog	Zacks Investment Research, Inc.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in Shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap.

Note 4 – Federal Income Taxes:

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

46 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2 | Notes to Financial Statements (unaudited) continued

At November 30, 2007, the cost of investments and accumulated unrealized appreciation/ depreciation on investments, excluding foreign currency, for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Clear Global Exchanges, Brokers &
Asset Managers	$21,656,552	$700,082	$(853,066)	$(152,984)
Clear Global Timber	$10,159,918	$105,518	$(466,029)	$(360,511)
Clear Global Vaccine	$4,980,128	$333,330	$(344,076)	$(10,746)
Robb Report Global Luxury	$10,154,316	$350,330	$(622,596)	$(272,266)
SWM Canadian Energy Income	$31,105,996	$1,574,782	$(2,927,614)	$(1,352,832)
Zacks Country Rotation	$5,070,080	$429,458	$(271,170)	$158,288
Zacks International Yield Hog	$9,717,996	$479,307	$(675,551)	$(196,244)

Note 5 - Investment Transactions:

For the period ended November 30, 2007, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Clear Global Exchanges, Brokers & Asset Managers	$727,123	$399,751
Clear Global Timber	$0	$0
Clear Global Vaccine	$68,647	$62,670
Robb Report Global Luxury	$144,995	$146,457
SWM Canadian Energy Income	$4,918,304	$4,507,855
Zacks Country Rotation	$174,299	$133,668
Zacks International Yield Hog	$5,205,302	$5,107,425

For the period ended November 30, 2007, in-kind transactions were as follows:

	Purchases	Sales
Clear Global Exchanges, Brokers & Asset Managers	$21,325,632	$0
Clear Global Timber	$10,159,918	$0
Clear Global Vaccine	$4,981,330	$0
Robb Report Global Luxury	$10,157,406	$0
SWM Canadian Energy Income	$30,157,122	$0
Zacks Country Rotation	$5,031,780	$0
Zacks International Yield Hog	$10,056,196	$0

Note 6 – Capital:

Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 200,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees ranging from $500 to $4,000 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process or to the extent that cash is used in lieu of securities to purchase Creation Units or redeem for cash.

Note 7 - Distribution Agreement:

The Board of Trustees of the Trust has adopted a distribution and services plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees.

Note 8 – Securities Lending:

Each Fund may lend its portfolio securities in order to earn income. Each Fund will receive collateral in cash or high quality securities at least equal to the current value of loaned securities. Each Fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities. As of November 30, 2007, none of the Funds had any lent securities outstanding.

Note 9 – Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of FIN 48 and has determined it does not have any impact on the financial statements as of November 30, 2007.

In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Valuation Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of November 30, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosure will be required about the inputs used to develop measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Note 11 – Subsequent Event:

Subsequent to November 30, 2007, the Board of Trustees declared an annual dividend payable on December 31, 2007 to shareholders of record on December 28, 2007. The dividend rates per common share were as follows:

Fund	Rate
Clear Global Exchanges, Brokers & Asset Managers	$0.02400
Clear Global Timber	$0.08400
Clear Global Vaccine	$0.06750
Robb Report Global Luxury	$0.04000
SWM Canadian Energy Income	$0.73000
Zacks Country Rotation	$0.17500
Zacks International Yield Hog	$0.37500

SemiAnnual Report | November 30, 2007 | 47

Claymore Exchange-Traded Fund Trust 2 | Notes to Financial Statements (unaudited) continued

Supplemental Information | (unaudited)

Trustees

The Trustees of the Claymore Exchange-Traded Fund Trust 2 and their principal business occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations	Number of Funds in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Investor (2001-present). Formerly, Senior Vice President and Treasurer (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development (1987-1990) of PepsiCo, Inc. (1987-1997).	47	None

Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	50	None

Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	47	None

Management Trustees:

Nicholas Dalmaso† Year of Birth: 1965 Trustee; Chief Legal and Executive Officer	Since 2006	Senior Managing Director and Chief Administrative Officer of Claymore Advisors, LLC and Claymore Securities, Inc. (2007-present). Formerly, Senior Managing Director and General Counsel of Claymore Group, Inc., Claymore Advisors, LLC and Claymore Securities, Inc. (2001-2007). Assistant General Counsel, John Nuveen and Co., Inc. (1999-2001). Former Vice President and Associate General Counsel of Van Kampen Investments, Inc. (1992-1999).	50	None

*	Address for all Trustees unless otherwise noted: 2455 Corporate West Drive, Lisle, IL 60532

**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

***	The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

†	Mr. Dalmaso is an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Trust because of his position as an officer of Claymore Advisors, LLC, the Fund’s Investment Adviser.

Officers

The Officers of the Trust and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations
Officers:

Steven M. Hill Year of Birth: 1964 Chief Accounting Officer, Chief Financial Officer and Treasurer	Since 2006	Senior Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc. (2005-present). Formerly, Chief Financial Officer of Claymore Group Inc. (2005-2006). Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc. (2003-2005). Treasurer of Henderson Global Funds and Operations Manager of Henderson Global Investors (NA) Inc. (2002-2003); Managing Director, FrontPoint Partners LLC (2001-2002).

Bruce Saxon Year of Birth: 1957 Chief Compliance Officer	Since 2006	Vice President – Fund Compliance Officer of Claymore Advisors, LLC (Feb 2006-present). Previously, Chief Compliance Officer/Assistant Secretary of Harris Investment Management, Inc. (2003-2006). Director – Compliance of Harrisdirect LLC (1999-2003).

Melissa J. Nguyen Year of Birth: 1978 Secretary	Since 2006	Vice President; Assistant General Counsel of Claymore Advisors, LLC (2005-present). Secretary of certain funds in the Fund Complex. Previously, Associate, Vedder, Price, Kaufman & Kammholz, P.C. (2003-2005).

William H. Belden III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Claymore Advisors, LLC (2005-present). Previously, Vice President of Product Management at Northern Trust Global Investments (1999-2005).

Chuck Craig Year of Birth: 1967 Vice President	Since 2006	Managing Director (2006-present), Vice President (2003-2006) of Claymore Advisors, LLC. Formerly, Assistant Vice President, First Trust Portfolios, L.P. (1999-2003).

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

48 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2

Board Considerations Regarding Approval of

Investment Advisory Agreement |

Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF

Claymore/Clear Global Vaccine Index ETF

Claymore/SWM Canadian Energy Income Index ETF

Claymore/Zacks Country Rotation ETF

Claymore/Zacks International Yield Hog Index ETF

The Advisory Agreement between Claymore Advisors, LLC (the “Investment Adviser”) and the Trust on behalf of each of the above-named funds (“Funds”) was approved by the Board of Trustees, including all of the trustees who are not parties to such agreement or interested persons of any such party, on March 7, 2007. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Advisory Agreement was in the best interests of each Fund. The independent trustees, with the assistance of independent legal counsel, met separately from the “interested” trustee of the Trust and officers and employees of the Investment Adviser to consider approval of the Advisory Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreement for each Fund, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Investment Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the respective index for each Fund, the Investment Adviser’s Form ADV, financial information regarding the Investment Adviser and its parent company, information describing the Investment Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the Funds, the anticipated financial support of the Funds and the nature and quality of services provided to other exchange-traded (“ETFs”) and closed-end funds by the Investment Adviser. The Board also considered the services to be provided by the Investment Adviser in its oversight of the Funds’ custodian, transfer agent, and accounting agent, as well as the respective index licensors for each Fund, and noted the significant time and effort that would be devoted to this oversight function. Since the Funds are newly organized and have no investment performance, the Board did not consider investment performance of the Funds. Based upon their review, the Board concluded that the Investment Adviser was qualified to manage the Funds and to oversee the services to be provided by other service providers and that the services to be provided by the Investment Adviser to each Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Investment Adviser, the Board considered the resources involved in managing each Fund as well as the proposed expense limitation for each Fund. The Board noted that because the Funds are newly organized, the Investment Adviser represented that profitability information was not yet determinable. However, based upon the impact of the proposed expense limitation for each Fund, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Investment Adviser showing the proposed advisory fees for the Funds as compared to those of a peer group of ETFs provided by the Investment Adviser. The Board noted the services to be provided by the Investment Adviser for the annual advisory fee of 0.50% of each Fund’s average daily net assets and that the proposed advisory fee to be charged to each Fund was identical. The Board also considered that the Investment Adviser had contractually agreed to waive its fee and/or pay expenses of the Funds to the extent necessary to absorb the annual operating expenses of each Fund (excluding interest expenses, a portion of a Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) over certain amounts at least until December 31, 2009. The Board considered that, although the Funds’ proposed advisory fees were at the high end of the range of those in the peer group of ETFs provided by the Investment Adviser,taking into account the respective expense limitations for the Funds, the Funds’ expense ratios were expected to be within range of the expense ratios of the peer group of ETFs provided by the Investment Adviser. The Board concluded that each Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Advisory Agreement and the expense limitation that would be in place.

The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Funds are newly organized, the Board reviewed the Funds’ proposed expense limitations and determined to review economies of scale in the future when the Funds had attracted assets. The Board also noted that the terms of the expense reimbursement agreement that the Investment Adviser had entered into with the Funds allow the Investment Adviser for a period of five years subsequent to the respective Fund’s commencement of operations to recover from the individual Fund’s fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses falls below the expense limitation.

The Board considered benefits to be derived by the Investment Adviser from its relationship with the Funds, including the benefits to the Investment Adviser from its separate Administration Agreement with the Trust. The Board concluded that the advisory fees were reasonable, taking into account these benefits.

Claymore/Robb Report Global Luxury ETF

The Advisory Agreement between Claymore Advisors, LLC (the “Investment Adviser”) and the Trust on behalf of the above-named fund (“Fund”) was approved by the Board of Trustees, including all of the trustees who are not parties to such agreement or interested persons of any such party, on June 19, 2007. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Advisory Agreement was in the best interests of the Fund. The independent trustees, with the assistance of independent legal counsel, met separately from the “interested” trustee of the Trust and officers and employees of the Investment Adviser to consider approval of the Advisory Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreement for the Fund, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Investment Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the index for the Fund, the Investment Adviser’s Form ADV, financial information regarding the Investment Adviser and its parent company, information describing the Investment Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the Fund, the anticipated financial support of the Fund and the nature and quality of services provided to other exchange-traded (“ETFs”) and closed-end funds by the Investment Adviser. The Board also considered the services to be provided by the Investment Adviser in its oversight of the Fund’s custodian, transfer agent, and accounting agent, as well as the index licensor for the Fund, and noted the significant time and effort that would be devoted to this oversight function. Since the Fund is newly organized and has no investment performance, the Board did not consider investment performance of the Fund. Based upon its review, the Board concluded that the Investment Adviser was qualified to manage the Fund and to oversee the services to be provided by other service providers and that the services to be provided by the Investment Adviser to the Fund are expected to be satisfactory.

SemiAnnual Report | November 30, 2007 | 49

Claymore Exchange-Traded Fund Trust 2 | Board Considerations Regarding Approval of Investment Advisory Agreement continued

With respect to the costs of services to be provided and profits to be realized by the Investment Adviser, the Board considered the resources involved in managing the Fund as well as the proposed expense limitation for the Fund. The Board noted that because the Fund is newly organized, the Investment Adviser represented that profitability information was not yet determinable. However, based upon the impact of the proposed expense limitation for the Fund, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Investment Adviser showing the proposed advisory fee for the Fund as compared to those of a peer group of ETFs provided by the Investment Adviser. The Board noted the services to be provided by the Investment Adviser for the annual advisory fee of 0.50% of the Fund’s average daily net assets. The Board also considered that the Investment Adviser had contractually agreed to waive its fee and/or pay expenses of the Fund to the extent necessary to absorb the annual operating expenses of the Fund (excluding interest expenses, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) over a certain amount, at least until December 31, 2009. The Board considered that the Funds’ advisory fee was below the average of those in the peer group of ETFs provided by the Investment Adviser, although the Fund’s anticipated expense ratio, giving effect to the expense limitation, was higher than the expense ratios shown for the peer group of funds. The Board concluded that the Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Advisory Agreement and the expense limitation that would be in place.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Fund is newly organized, the Board reviewed the Fund’s proposed expense limitation and determined to review economies of scale in the future when the Fund had attracted assets. The Board also noted that the terms of the expense reimbursement agreement that the Investment Adviser had entered into with the Fund allow the Investment Adviser for a period of five years subsequent to the Fund’s commencement of operations to recover from the Fund’s fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses falls below the expense limitation.

The Board considered benefits to be derived by the Investment Adviser from its relationship with the Fund, including the benefits to the Investment Adviser from its separate Administration Agreement with the Trust. The Board concluded that the advisory fees were reasonable, taking into account these benefits.

Claymore/Clear Global Timber Index ETF

The Advisory Agreement between Claymore Advisors, LLC (the “Investment Adviser”) and the Trust on behalf of the above-named fund (“Fund”) was approved by the Board of Trustees, including all of the trustees who are not parties to such agreement or interested persons of any such party, on October 16, 2007. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Advisory Agreement was in the best interests of the Fund. The independent trustees, with the assistance of independent legal counsel, met separately from the “interested” trustee of the Trust and officers and employees of the Investment Adviser to consider approval of the Advisory Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreement for the Fund, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Investment Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the index for the Fund, the Investment Adviser’s Form ADV, financial information regarding the Investment Adviser and its parent company, information describing theInvestment Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the Fund, the anticipated financial support of the Fund and the nature and quality of services provided to other exchange-traded (“ETFs”) and closed-end funds by the Investment Adviser. The Board also considered the services to be provided by the Investment Adviser in its oversight of the Fund’s custodian, transfer agent, and accounting agent, as well as the index licensor for the Fund, and noted the significant time and effort that would be devoted to this oversight function. Since the Fund is newly organized and has no investment performance, the Board did not consider investment performance of the Fund. Based upon its review, the Board concluded that the Investment Adviser was qualified to manage the Fund and to oversee the services to be provided by other service providers and that the services to be provided by the Investment Adviser to the Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Investment Adviser, the Board considered the resources involved in managing the Fund as well as the proposed expense limitation for the Fund. The Board noted that because the Fund is newly organized, the Investment Adviser represented that profitability information was not yet determinable. However, based upon the impact of the proposed expense limitation for the Fund, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Investment Adviser showing the proposed advisory fee for the Fund as compared to those of a peer group of ETFs provided by the Investment Adviser. The Board noted the services to be provided by the Investment Adviser for the annual advisory fee of 0.50% of the Fund’s average daily net assets. The Board also considered that the Investment Adviser had contractually agreed to waive its fee and/or pay expenses of the Fund to the extent necessary to absorb the annual operating expenses of the Fund (excluding interest expenses, a portion of the Fund’s licensing fees, a portion of the Fund’s offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) over a certain amount, at least until December 31, 2009. The Board considered that the Funds’ proposed advisory fee was within range of those in the peer group of ETFs provided by the Investment Adviser. The Board concluded that the Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Advisory Agreement and the expense limitation that would be in place.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Fund is newly organized, the Board reviewed the Fund’s proposed expense limitation and determined to review economies of scale in the future when the Fund had attracted assets. The Board also noted that the terms of the expense reimbursement agreement that the Investment Adviser had entered into with the Fund allow the Investment Adviser for a period of five years subsequent to the Fund’s commencement of operations to recover from the Fund’s fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses falls below the expense limitation.

The Board considered benefits to be derived by the Investment Adviser from its relationship with the Fund, including the benefits to the Investment Adviser from its separate Administration Agreement with the Trust. The Board concluded that the advisory fees were reasonable, taking into account these benefits.

50 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust 2

Trust Information |

Board of Trustees	Officers	Investment Adviser

Randall C. Barnes	Nicholas Dalmaso	Claymore Advisors, LLC Lisle, IL
Nicholas Dalmaso*	Chief Executive Officer and Chief Legal Officer
Ronald A. Nyberg		Distributor Claymore Securities, Inc. Lisle, IL
Ronald E. Toupin, Jr.	Steven M. Hill Chief Accounting Officer, Chief Financial Officer and Treasurer
* Trustee is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended.		Administrator Claymore Advisors, LLC Lisle, IL
	Bruce Saxon Chief Compliance Officer	Accounting Agent, Custodian and Transfer Agent Fund
	Melissa J. Nguyen Secretary	The Bank of New York NewYork, NY
	William H. Belden III Vice President	Legal Counsel Clifford Chance US LLP NewYork, NY
	Chuck Craig Vice President	Independent Registered Public Accounting Firm Ernst & Young LLP Chicago, IL

Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Claymore Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?

•	If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 949-3837.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 949-3837 or by accessing the Funds’ Form N-PX on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.claymore.com.

SemiAnnual Report | November 30, 2007 | 51

Claymore Exchange-Traded Fund Trust 2

About the Fund Manager |

Claymore Advisors, LLC

Claymore Advisors, LLC manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. Claymore Advisors, LLC also acts as investment adviser to closed-end and open-end management investment companies. Claymore entities have provided supervision, management, servicing or distribution on approximately $18.3 billion in assets as of November 30, 2007. Claymore currently offers exchnage-traded funds, closed-end funds, and unit investment trusts.

Portfolio Management

The portfolio manager who is currently responsible for the day-to-day management of the Funds’ portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund’s portfolio since its inception. Mr. Craig is a Managing Director, Research and Development, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Before joining Claymore Securities, Inc., Mr. Craig spent four years with First Trust Portfolios L.P. (formerly Nike Securities) as an equity-research analyst and portfolio manager within the Equity Strategy Research group. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

Claymore Exchange-Traded Fund Trust Overview

The Claymore Exchange-Traded Fund Trust 2 (the “Trust”) is an investment company currently consisting of 10 separate exchange-traded “index funds” as of November 30, 2007. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.claymore.com or by calling (888) 949-3837. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://www.claymore.com or by calling (888) 949-3837. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Claymore Securities, Inc.

2455 Corporate West Drive

Lisle, IL 60532

Member FINRA/SIPC	NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE

Item 2.	Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that based on such evaluation, the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust 2

By:	/s/ Nicholas Dalmaso

Name:	Nicholas Dalmaso
Title:	Chief Legal and Executive Officer
Date:	February 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso

Name:	Nicholas Dalmaso
Title:	Chief Legal and Executive Officer
Date:	February 4, 2008

By:	/s/ Steven M. Hill

Name:	Steven M. Hill
Title:	Treasurer and Chief Financial Officer
Date:	February 4, 2008